                                                                               .
                                                                               .
                                                                               .

        NYLIAC PINNACLE VUL AND NYLIAC PINNACLE SVUL SEMI-ANNUAL REPORT

                                 JUNE 30, 2006

                               TABLE OF CONTENTS

President's Letter..........................................       3
Performance Summary.........................................       4
NYLIAC Variable Universal Life Separate Account-I...........       7
  Statement of Assets and Liabilities.......................       8
  Statement of Operations...................................      20
  Statement of Changes in Net Assets........................      26
  Notes to Financial Statements.............................      36

The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter
  Definitions of Indices
    Investment and Performance Comparisons
    Balanced--Initial Class*
    Basic Value--Initial Class
    Bond--Initial Class
    Capital Appreciation--Initial Class
    Cash Management
    Common Stock--Initial Class
    Conservative Allocation Portfolio--Initial Class*
    Convertible--Initial Class
    Developing Growth--Initial Class*
    Floating Rate--Initial Class
    Growth Allocation Portfolio--Initial Class*
    Government--Initial Class
    High Yield Corporate Bond--Initial Class
    Income & Growth--Initial Class
    International Equity--Initial Class*
    Large Cap Growth--Initial Class (formerly MainStay VP
     Growth--Initial Class)
    Mid Cap Core--Initial Class*
    Mid Cap Growth--Initial Class*
    Mid Cap Value--Initial Class*
    Moderate Allocation Portfolio--Initial Class*
    Moderate Growth Allocation Portfolio--Initial Class*
    S&P 500 Index--Initial Class
    Small Cap Growth--Initial Class*
    Total Return--Initial Class
    Value--Initial Class
  Notes to Financial Statements
  Directors and Officers
  *The MainStay VP Balanced--Initial Class, Conservative
   Allocation Portfolio--Initial Class, Developing
   Growth--Initial Class, Growth Allocation
   Portfolio--Initial Class, International Equity--Initial
   Class, Mid Cap Core--Initial Class, Mid Cap
   Growth--Initial Class, Mid Cap Value--Initial Class,
   Moderate Allocation Portfolio--Initial Class, Moderate
   Growth Allocation Portfolio--Initial Class and Small Cap
   Growth--Initial Class are not available under the Pinnacle VUL and Pinnacle SVUL policies.
The Semi-Annual Reports for the Portfolios listed below follow:
  Alger American Leveraged AllCap Portfolio--Class O Shares
  Alger American Small Capitalization Portfolio--Class O
    Shares
  American Century VP Inflation Protection--Class II
  American Century VP International--Class II
  American Century VP Value--Class II
  Dreyfus IP Technology Growth--Initial Shares
  Dreyfus VIF Developing Leaders--Initial Shares
  Fidelity(R) VIP Contrafund(R)--Initial Class
  Fidelity(R) VIP Equity-Income--Initial Class
  Fidelity(R) VIP Growth--Initial Class
  Fidelity(R) VIP Index 500--Initial Class
  Fidelity(R) VIP Investment Grade Bond--Initial Class
  Fidelity(R) VIP Mid-Cap--Initial Class
  Fidelity(R) VIP Overseas--Initial Class
  Janus Aspen Series Balanced--Institutional Shares
  Janus Aspen Series Mid Cap Growth--Institutional Shares
  Janus Aspen Series Worldwide Growth--Institutional Shares
  MFS(R) Investors Trust Series--Initial Class
  MFS(R) New Discovery Series--Initial Class
  MFS(R) Research Series--Initial Class
  MFS(R) Utilities Series--Initial Class
  Neuberger Berman AMT Mid-Cap Growth--Class I
  PIMCO Global Bond--Administrative Class Shares
  PIMCO Low Duration--Administrative Class Shares
  PIMCO Real Return--Administrative Class Shares
  PIMCO Total Return--Administrative Class Shares
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Limited-Term Bond Portfolio
  Van Eck Worldwide Absolute Return
  Van Eck Worldwide Hard Assets
  Van Kampen UIF Emerging Markets Debt--Class I
  Van Kampen UIF Emerging Markets Equity--Class I
  Van Kampen UIF U.S. Real Estate--Class I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2006 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. Additionally, some of the portfolio managers discuss the performance of their respective portfolios during the period.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to speak with your Registered Representative. He or she can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to help you plan for your financial goals. We appreciate the trust you have placed in us, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and to the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2006

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND
NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY(1)
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2006*

                                                PORTFOLIO                                                    SINCE
                                                INCEPTION     YEAR       1        3        5        10     PORTFOLIO
INVESTMENT DIVISION(2)                           DATE(3)     TO DATE    YEAR    YEARS    YEARS    YEARS    INCEPTION
MainStay VP Basic Value--Initial Class            5/1/1998     5.05     11.43    12.84     3.71      N/A      3.84
MainStay VP Bond--Initial Class                  1/23/1984    (0.72)    (0.71)    1.97     4.90     5.97      8.28
MainStay VP Capital Appreciation--Initial
  Class                                          1/29/1993    (0.77)     7.52     8.80    (1.84)    4.55      7.63
MainStay VP Cash Management--Current 7-day
  yield as of 6/30/06 is 4.64%(4)                1/29/1993     2.10      4.02     2.07     1.86     3.54      3.70
MainStay VP Common Stock--Initial Class          1/23/1984     3.00     10.03    12.42     1.89     8.06     10.61
MainStay VP Convertible--Initial Class           10/1/1996     3.69     10.62     9.41     5.13      N/A      8.33
MainStay VP Floating Rate--Initial Class          5/2/2005     2.40      4.92      N/A      N/A      N/A      3.89
MainStay VP Government--Initial Class            1/29/1993    (0.51)    (0.57)    1.44     4.24     5.61      5.48
MainStay VP High Yield Corporate Bond--Initial
  Class                                           5/1/1995     3.29      6.32    10.57    11.22     8.85      9.59
MainStay VP Income & Growth--Initial Class        5/1/1998     2.67      7.09    11.78     3.65      N/A      3.46
MainStay VP Large Cap Growth--Initial Class       5/1/1998    (0.09)     9.37     4.86    (2.72)     N/A      3.94
  (formerly MainStay VP Growth--Initial Class)
MainStay VP S&P 500 Index--Initial Class(5)      1/29/1993     2.58      8.54    10.91     2.23     8.04      9.92
MainStay VP Total Return--Initial Class          1/29/1993     1.58      6.46     8.16     2.45     6.24      7.77
MainStay VP Value--Initial Class                  5/1/1995     6.26     11.23    14.03     4.61     7.58      9.08
Alger American Leveraged AllCap--Class O
  Shares                                         1/25/1995     3.02     16.67    12.57     1.34     9.27     14.53
Alger American Small Capitalization--Class O
  Shares                                         9/21/1988     9.88     24.20    22.69     7.03     3.71     11.42
American Century VP Inflation
  Protection--Class II                          12/31/2002    (0.71)    (0.96)    2.42      N/A      N/A      3.47
American Century VP International--Class II      8/15/2001     7.70     23.30    18.31      N/A      N/A      5.07
American Century VP Value--Class II              8/14/2001     2.99      7.59    13.27      N/A      N/A      7.65
Dreyfus IP Technology Growth--Initial Shares     8/31/1999    (2.98)     7.33     6.94    (3.55)     N/A     (5.03)
Dreyfus VIF Developing Leaders--Initial Shares   8/31/1990    (1.74)     3.94    11.12     3.93     6.73     21.77
Fidelity(R) VIP Contrafund(R)--Initial Class      1/3/1995     4.04     17.44    18.10     9.78    11.66     14.10
Fidelity(R) VIP Equity-Income--Initial Class     10/9/1986     5.08     12.69    13.46     5.19     8.55     10.90
Fidelity(R) VIP Growth--Initial Class            10/9/1986     0.00      8.01     8.59    (1.54)    6.20     10.56
Fidelity(R) VIP Index 500--Initial Class         8/27/1992     2.69      8.57    11.04     2.27     8.05     10.25
Fidelity(R) VIP Investment Grade Bond--Initial
  Class                                          12/5/1988    (0.64)    (0.72)    2.16     5.21     6.22      7.03
Fidelity(R) VIP Mid-Cap--Initial Class          12/28/1998     6.80     22.62    26.18    15.26      N/A     19.97
Fidelity(R) VIP Overseas--Initial Class          1/28/1987     5.42     27.66    22.82     7.73     6.99      7.35
Janus Aspen Series Balanced--Institutional
  Shares                                         9/13/1993     1.72      8.35     8.54     4.65    10.38     11.13
Janus Aspen Series Mid Cap
  Growth--Institutional Shares                   9/13/1993     2.58     14.68    17.37     2.22     6.29     10.53
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   9/13/1993     1.17     10.36     9.28    (1.45)    6.53     10.26
MFS(R) Investors Trust Series--Initial Class     10/9/1995     0.65      8.46    10.49     1.70     6.34      7.59
MFS(R) New Discovery Series--Initial Class        5/1/1998     1.78     11.85    10.61     0.12      N/A      6.87
MFS(R) Research Series--Initial Class            7/26/1995    (0.49)     6.46    11.84     1.13     5.82      7.40
MFS(R) Utilities Series--Initial Class            1/3/1995     8.44     17.07    22.79     7.86    12.50     14.07
Neuberger Berman AMT Mid-Cap Growth--Class I     11/3/1997     7.00     19.10    17.34     2.19      N/A      9.78
PIMCO Global Bond--Administrative Class Shares   1/10/2002     2.26     (0.90)    4.03      N/A      N/A      8.73
PIMCO Low Duration--Administrative Class
  Shares                                         2/16/1999     0.66      1.10     1.14     3.32      N/A      4.08
PIMCO Real Return--Administrative Class Shares   9/30/1999    (1.32)    (1.66)    3.79     7.51      N/A      8.71
PIMCO Total Return--Administrative Class
  Shares                                        12/31/1997    (0.74)    (1.00)    2.34     5.25      N/A      5.50
T. Rowe Price Equity Income Portfolio            3/31/1994     5.05      9.65    12.86     6.24     9.79     11.87
T. Rowe Price Limited-Term Bond Portfolio        5/13/1994     0.72      1.37     1.31     3.47     4.93      5.03
Van Eck Worldwide Absolute Return                 5/1/2003     4.68      4.04     1.50      N/A      N/A      1.46
Van Eck Worldwide Hard Assets                     9/1/1989    15.97     51.10    43.69    23.30    10.41      9.35
Van Kampen UIF Emerging Markets Debt--Class I    6/16/1997    (1.33)     4.64     9.87    12.34      N/A      7.66
Van Kampen UIF Emerging Markets Equity--Class
  I                                              10/1/1996     8.21     37.27    33.67    18.81      N/A      7.44
Van Kampen UIF U.S. Real Estate--Class I          3/3/1997    14.77     24.27    30.25    20.50      N/A     14.99
--------------------------------------------------------------------------------------------------------------------

*The values shown are unaudited.

(1)
 PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM.

 Performance reflects the percentage change for the period shown with capital gains and dividends reinvested. Performance reflects the deduction of portfolio investment management and operating expenses. It does not reflect the policy's sales expense charge, state and federal tax charge, monthly contract charge per $1,000 of face amount charge, mortality and expense risk charge and cost of insurance charges. Had these expenses been deducted, total returns would be lower. Consequently, the returns shown are greater than actual returns that would have been achieved under the policy during the periods shown.

 We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete fees and charges under the policy, including the cost of insurance, and the gender, age and underwriting classification of the insured.

 FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT www.newyorklife.com. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

 The advisors to some of the Investment Divisions have assumed or reduced some of those portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

(2)
 The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will differ.

(3)
 The Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the Separate Account. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(4)
 AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5)
 MainStay VP S&P 500 Index Portfolio--The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standards & Poor's and Standard's and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

 NYLIAC Pinnacle Variable Universal Life and NYLIAC Pinnacle Survivorship Variable Universal Life are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation) and distributed by NYLIFE Distributors LLC, member NASD/SIPC, wholly owned subsidiaries of New York Life Insurance Company, 51 Madison Ave., NY, NY 10010.

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                                        6

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2006
(Unaudited)


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                            BALANCED--     BASIC VALUE--        BOND--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 12,014,347     $  9,641,881     $ 26,995,833
  Dividends due and accrued.............................             --               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................          6,633            2,509          (12,954)

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         14,664           10,307           31,473
    Administrative charges..............................          2,121              537            3,140
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 12,004,195     $  9,633,546     $ 26,948,266
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  3,005,780     $  2,108,883     $ 12,308,033
    Group 2 Policies....................................      1,561,768        5,425,096       10,068,943
    Group 3 Policies....................................             --          135,995          380,464
    Group 4 Policies....................................      2,034,934        1,963,572        4,190,826
    Net assets retained in the Separate Account by New
      York Life Insurance and Annuity Corporation.......      5,401,713               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 12,004,195     $  9,633,546     $ 26,948,266
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      10.80     $      11.59     $      18.95
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      10.83     $      12.40     $      14.05
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $      13.03     $      12.13
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      10.90     $      13.12     $      11.82
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 11,480,340     $  8,112,292     $ 28,015,426
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


     MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP
       CAPITAL        MAINSTAY VP         COMMON        CONSERVATIVE     MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
    APPRECIATION--        CASH           STOCK--        ALLOCATION--    CONVERTIBLE--    FLOATING RATE--    GOVERNMENT--
    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $225,681,088     $ 37,105,607     $104,287,878     $    677,194     $ 35,504,844     $ 27,902,738      $ 19,696,722
               --          143,220               --               --               --          151,198                --
          (12,365)        (197,604)         (14,242)              47            6,035           10,596             1,316

          323,292           32,788          142,330              836           40,180           38,937            23,110
           42,015            3,170           16,652              132            2,819            6,293             2,645
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $225,303,416     $ 37,015,265     $104,114,654     $    676,273     $ 35,467,880     $ 28,019,302      $ 19,672,283
     ============     ============     ============     ============     ============     ============      ============
     $163,531,346     $ 11,788,472     $ 65,154,669     $    281,759     $ 11,108,236     $  2,147,979      $ 10,532,034
       55,714,670       11,046,806       33,316,933           64,533       18,276,253        1,111,095         5,746,199
          208,201        8,470,961          460,719               --          283,264               --           188,910
        5,849,199        5,709,026        5,182,333           80,069        5,800,127        1,248,009         3,205,140
               --               --               --          249,912               --       23,512,219                --
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $225,303,416     $ 37,015,265     $104,114,654     $    676,273     $ 35,467,880     $ 28,019,302      $ 19,672,283
     ============     ============     ============     ============     ============     ============      ============
     $      20.87     $       1.46     $      29.62     $      10.00     $      20.25     $      10.37      $      17.77
     ============     ============     ============     ============     ============     ============      ============
     $       7.92     $       1.16     $      11.19     $       9.90     $      14.28     $      10.40      $      13.71
     ============     ============     ============     ============     ============     ============      ============
     $      10.14     $       1.09     $      11.37     $         --     $      13.57     $         --      $      11.66
     ============     ============     ============     ============     ============     ============      ============
     $      11.37     $       1.07     $      13.00     $       9.92     $      13.69     $      10.46      $      11.44
     ============     ============     ============     ============     ============     ============      ============
     $210,542,694     $ 37,105,576     $102,028,431     $    677,629     $ 30,192,556     $ 28,075,463      $ 20,623,587
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                              GROWTH          HIGH YIELD         INCOME &
                                                           ALLOCATION--    CORPORATE BOND--      GROWTH--
                                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                          --------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  3,231,152      $ 93,674,054      $  8,460,346
  Dividends due and accrued.............................             --                --                --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................            (86)           15,495               790

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................          2,303           109,211             8,808
    Administrative charges..............................            273            12,896               508
                                                           ------------      ------------      ------------
  Total net assets......................................   $  3,228,490      $ 93,567,442      $  8,451,820
                                                           ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  1,246,144      $ 51,256,848      $  2,012,961
    Group 2 Policies....................................        904,071        25,365,654         4,528,626
    Group 3 Policies....................................             --           589,949            94,723
    Group 4 Policies....................................        827,557        16,354,991         1,815,510
    Net assets retained in the Separate Account by New
      York Life Insurance and Annuity Corporation.......        250,718                --                --
                                                           ------------      ------------      ------------
      Total net assets..................................   $  3,228,490      $ 93,567,442      $  8,451,820
                                                           ============      ============      ============
    Group 1 variable accumulation unit value............   $      10.03      $      25.73      $      10.38
                                                           ============      ============      ============
    Group 2 variable accumulation unit value............   $       9.88      $      16.51      $      10.84
                                                           ============      ============      ============
    Group 3 variable accumulation unit value............   $         --      $      16.78      $      12.74
                                                           ============      ============      ============
    Group 4 variable accumulation unit value............   $       9.90      $      16.01      $      13.49
                                                           ============      ============      ============
Identified Cost of Investment...........................   $  3,264,166      $ 86,912,379      $  7,193,855
                                                           ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                           MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP        MODERATE
    INTERNATIONAL      LARGE CAP         MID CAP          MID CAP          MID CAP          MODERATE          GROWTH
       EQUITY--         GROWTH--          CORE--          GROWTH--         VALUE--        ALLOCATION--     ALLOCATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $ 43,473,938     $ 17,905,177     $ 26,889,413     $ 38,340,640     $ 37,828,136     $  2,190,368     $  3,494,081
               --               --               --               --               --               --               --
           12,895           (3,456)          14,306            3,303           14,591              310            8,817

           50,257           20,243           27,114           36,108           38,115            1,435            2,586
            5,774              836            2,741            3,279            3,571              152              275
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 43,430,802     $ 17,880,642     $ 26,873,864     $ 38,304,556     $ 37,801,041     $  2,189,091     $  3,500,037
     ============     ============     ============     ============     ============     ============     ============
     $ 22,570,604     $  3,385,763     $ 10,740,190     $ 12,665,697     $ 14,105,727     $    754,822     $  1,205,640
       12,269,530       12,079,958        8,396,947       12,875,351       13,080,017          887,012        1,013,001
               --          206,427               --               --               --               --               --
        8,590,668        2,208,494        7,736,727       12,763,508       10,615,297          296,942        1,029,319
               --               --               --               --               --          250,315          252,077
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 43,430,802     $ 17,880,642     $ 26,873,864     $ 38,304,556     $ 37,801,041     $  2,189,091     $  3,500,037
     ============     ============     ============     ============     ============     ============     ============
     $      22.29     $       6.96     $      15.98     $      14.01     $      13.71     $      10.01     $      10.08
     ============     ============     ============     ============     ============     ============     ============
     $      13.76     $       9.46     $      16.24     $      14.66     $      13.85     $       9.91     $       9.91
     ============     ============     ============     ============     ============     ============     ============
     $         --     $       9.47     $         --     $         --     $         --     $         --     $         --
     ============     ============     ============     ============     ============     ============     ============
     $      16.80     $      10.73     $      17.33     $      16.64     $      14.12     $      10.00     $       9.99
     ============     ============     ============     ============     ============     ============     ============
     $ 35,637,382     $ 16,904,565     $ 24,049,501     $ 29,475,023     $ 32,855,421     $  2,193,360     $  3,511,389
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                           MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
                                                             S&P 500          SMALL CAP          TOTAL
                                                             INDEX--          GROWTH--          RETURN--
                                                          INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
                                                          -------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $251,402,532     $ 21,654,308      $ 60,739,138
  Dividends due and accrued.............................             --               --                --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................         22,566            5,685               360

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................        317,357           19,609            84,487
    Administrative charges..............................         36,963            1,576            10,936
                                                           ------------     ------------      ------------
      Total net assets..................................   $251,070,778     $ 21,638,808      $ 60,644,075
                                                           ============     ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $144,932,768     $  6,185,891      $ 42,699,452
    Group 2 Policies....................................     75,374,706        7,973,668        14,838,285
    Group 3 Policies....................................        808,628               --           135,293
    Group 4 Policies....................................     29,954,676        7,479,249         2,971,045
                                                           ------------     ------------      ------------
      Total net assets..................................   $251,070,778     $ 21,638,808      $ 60,644,075
                                                           ============     ============      ============
    Group 1 variable accumulation unit value............   $      31.81     $      11.62      $      22.15
                                                           ============     ============      ============
    Group 2 variable accumulation unit value............   $      10.47     $      11.99      $      10.87
                                                           ============     ============      ============
    Group 3 variable accumulation unit value............   $      11.94     $         --      $      11.77
                                                           ============     ============      ============
    Group 4 variable accumulation unit value............   $      13.00     $      14.00      $      12.47
                                                           ============     ============      ============
Identified Cost of Investment...........................   $215,079,598     $ 18,389,670      $ 60,284,721
                                                           ============     ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                            ALGER              ALGER            AMERICAN
                           AMERICAN           AMERICAN         CENTURY VP         AMERICAN          AMERICAN
      MAINSTAY VP         LEVERAGED            SMALL            INFLATION        CENTURY VP        CENTURY VP          CALVERT
        VALUE--           ALL CAP--       CAPITALIZATION--    PROTECTION--     INTERNATIONAL--       VALUE--           SOCIAL
     INITIAL CLASS      CLASS O SHARES     CLASS O SHARES       CLASS II          CLASS II          CLASS II          BALANCED
    ------------------------------------------------------------------------------------------------------------------------------
      $ 73,032,156       $     78,912       $ 43,240,190      $     22,180      $    255,133      $    427,456      $  4,481,978
                --                 --                 --               136                --                --                --
             6,832                 --              3,143                --                --                --            (7,647)

            97,073                 --             54,621                --                --                --             5,070
            11,972                 --              5,425                --                --                --               412
      ------------       ------------       ------------      ------------      ------------      ------------      ------------
      $ 72,929,943       $     78,912       $ 43,183,287      $     22,316      $    255,133      $    427,456      $  4,468,849
      ============       ============       ============      ============      ============      ============      ============
      $ 46,576,570       $         --       $ 21,313,136      $         --      $         --      $         --      $  1,635,038
        19,667,112                 --         17,126,912                --                --                --         2,041,697
           407,384             78,912            579,250            22,316           255,133           427,456                --
         6,278,877                 --          4,163,989                --                --                --           792,114
      ------------       ------------       ------------      ------------      ------------      ------------      ------------
      $ 72,929,943       $     78,912       $ 43,183,287      $     22,316      $    255,133      $    427,456      $  4,468,849
      ============       ============       ============      ============      ============      ============      ============
      $      24.42       $         --       $      13.46      $         --      $         --      $         --      $      15.83
      ============       ============       ============      ============      ============      ============      ============
      $      14.65       $         --       $      10.20      $         --      $         --      $         --      $      11.25
      ============       ============       ============      ============      ============      ============      ============
      $      12.70       $      15.21       $      16.20      $      10.48      $      16.74      $      15.63      $         --
      ============       ============       ============      ============      ============      ============      ============
      $      12.96       $         --       $      17.63      $         --      $         --      $         --      $      12.75
      ============       ============       ============      ============      ============      ============      ============
      $ 60,261,328       $     70,963       $ 28,628,844      $     22,587      $    239,703      $    451,778      $  4,091,651
      ============       ============       ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)


                                                             DREYFUS IP        DREYFUS VIF        FIDELITY(R)
                                                             TECHNOLOGY         DEVELOPING            VIP
                                                              GROWTH--          LEADERS--       CONTRAFUND(R)--
                                                           INITIAL SHARES     INITIAL SHARES     INITIAL CLASS
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $  8,364,367       $    328,716       $168,734,488
  Dividends due and accrued.............................              --                 --                 --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................             715                 --             15,979

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................           7,714                 --            212,865
    Administrative charges..............................             705                 --             23,356
                                                            ------------       ------------       ------------
      Total net assets..................................    $  8,356,663       $    328,716       $168,514,246
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................    $  2,745,968       $         --       $ 90,423,330
    Group 2 Policies....................................       2,729,365                 --         56,604,674
    Group 3 Policies....................................         133,744            328,716          2,666,667
    Group 4 Policies....................................       2,747,586                 --         18,819,575
                                                            ------------       ------------       ------------
      Total net assets..................................    $  8,356,663       $    328,716       $168,514,246
                                                            ============       ============       ============
    Group 1 variable accumulation unit value............    $       8.76       $         --       $      26.14
                                                            ============       ============       ============
    Group 2 variable accumulation unit value............    $       9.12       $         --       $      15.37
                                                            ============       ============       ============
    Group 3 variable accumulation unit value............    $      11.64       $      14.76       $      16.13
                                                            ============       ============       ============
    Group 4 variable accumulation unit value............    $      11.72       $         --       $      16.12
                                                            ============       ============       ============
Identified Cost of Investment...........................    $  7,959,410       $    352,524       $125,260,333
                                                            ============       ============       ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      FIDELITY(R)                                           FIDELITY(R)                                            JANUS ASPEN
          VIP           FIDELITY(R)       FIDELITY(R)           VIP            FIDELITY(R)       FIDELITY(R)         SERIES
        EQUITY-             VIP               VIP            INVESTMENT            VIP               VIP           BALANCED--
       INCOME--          GROWTH--         INDEX 500--       GRADE BOND--        MID CAP--        OVERSEAS--       INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $ 58,891,551      $    349,897      $  1,500,654       $    214,030      $  2,035,530      $  1,461,423      $112,735,907
               --                --                --                 --                --                --                --
            6,320                --                --                 --                --                --            10,286

           70,051                --                --                 --                --                --           140,007
            7,706                --                --                 --                --                --            11,103
     ------------      ------------      ------------       ------------      ------------      ------------      ------------
     $ 58,820,114      $    349,897      $  1,500,654       $    214,030      $  2,035,530      $  1,461,423      $112,595,083
     ============      ============      ============       ============      ============      ============      ============
     $ 30,250,654      $         --      $         --       $         --      $         --      $         --      $ 43,762,835
       18,643,106                --                --                 --                --                --        58,040,068
          722,972           349,897         1,500,654            214,030         2,035,530         1,461,423           407,526
        9,203,382                --                --                 --                --                --        10,384,654
     ------------      ------------      ------------       ------------      ------------      ------------      ------------
     $ 58,820,114      $    349,897      $  1,500,654       $    214,030      $  2,035,530      $  1,461,423      $112,595,083
     ============      ============      ============       ============      ============      ============      ============
     $      20.44      $         --      $         --       $         --      $         --      $         --      $      23.38
     ============      ============      ============       ============      ============      ============      ============
     $      14.17      $         --      $         --       $         --      $         --      $         --      $      13.27
     ============      ============      ============       ============      ============      ============      ============
     $      13.86      $       9.91      $      11.60       $      11.35      $      20.34      $      16.10      $      12.77
     ============      ============      ============       ============      ============      ============      ============
     $      13.75      $         --      $         --       $         --      $         --      $         --      $      12.87
     ============      ============      ============       ============      ============      ============      ============
     $ 53,945,550      $    339,668      $  1,398,479       $    220,526      $  2,074,448      $  1,164,763      $101,974,990
     ============      ============      ============       ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                           JANUS ASPEN      JANUS ASPEN
                                                              SERIES           SERIES           MFS(R)
                                                             MID CAP         WORLDWIDE        INVESTORS
                                                             GROWTH--         GROWTH--          TRUST
                                                          INSTITUTIONAL    INSTITUTIONAL       SERIES--
                                                              SHARES           SHARES       INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $    164,721     $101,499,235     $     59,515
  Dividends due and accrued.............................             --               --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................             --            7,530               --

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................             --          134,006               --
    Administrative charges..............................             --           12,556               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $    164,721     $101,360,203     $     59,515
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $         --     $ 49,803,649     $         --
    Group 2 Policies....................................             --       46,646,875               --
    Group 3 Policies....................................        164,721          204,232           59,515
    Group 4 Policies....................................             --        4,705,447               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $    164,721     $101,360,203     $     59,515
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $         --     $      16.90     $         --
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $         --     $       9.26     $         --
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      14.48     $      10.62     $      11.57
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $         --     $      11.39     $         --
                                                           ============     ============     ============
Identified Cost of Investment...........................   $    131,746     $114,569,890     $     52,930
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                             NEUBERGER
        MFS(R)                                                BERMAN            PIMCO
          NEW             MFS(R)            MFS(R)              AMT             GLOBAL           PIMCO            PIMCO
       DISCOVERY         RESEARCH          UTILITIES          MID-CAP           BOND--       REAL RETURN--    TOTAL RETURN--
       SERIES--          SERIES--          SERIES--          GROWTH--       ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES     CLASS SHARES     CLASS SHARES
    ------------------------------------------------------------------------------------------------------------------------
     $     70,522      $         32      $    117,877      $     89,125      $        910     $      1,135     $      3,428
               --                --                --                --                 3                4               14
               --                --                --                --                --               --               --

               --                --                --                --                --               --               --
               --                --                --                --                --               --               --
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
     $     70,522      $         32      $    117,877      $     89,125      $        913     $      1,139     $      3,442
     ============      ============      ============      ============      ============     ============     ============
     $         --      $         --      $         --      $         --      $         --     $         --     $         --
               --                --                --                --                --               --               --
           70,522                32           117,877            89,125               913            1,139            3,442
               --                --                --                --                --               --               --
     ------------      ------------      ------------      ------------      ------------     ------------     ------------
     $     70,522      $         32      $    117,877      $     89,125      $        913     $      1,139     $      3,442
     ============      ============      ============      ============      ============     ============     ============
     $         --      $         --      $         --      $         --      $         --     $         --     $         --
     ============      ============      ============      ============      ============     ============     ============
     $         --      $         --      $         --      $         --      $         --     $         --     $         --
     ============      ============      ============      ============      ============     ============     ============
     $      12.02      $      11.80      $      21.23      $      14.75      $      10.28     $       9.76     $       9.86
     ============      ============      ============      ============      ============     ============     ============
     $         --      $         --      $         --      $         --      $         --     $         --     $         --
     ============      ============      ============      ============      ============     ============     ============
     $     59,486      $         32      $    113,170      $     67,806      $        896     $      1,181     $      3,580
     ============      ============      ============      ============      ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2006
(Unaudited)

                                                                                               T. ROWE
                                                                                                PRICE
                                                               ROYCE           ROYCE           EQUITY
                                                             MICRO-CAP       SMALL-CAP         INCOME
                                                             PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $  3,869,819     $ 1,773,779     $ 52,677,014
  Dividends due and accrued.............................             --              --               --
  Net receivable (payable) to New York Life Insurance
    and Annuity Corporation.............................         13,573           4,170           20,466

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................          2,326           1,539           54,319
    Administrative charges..............................            205             113            4,227
                                                           ------------     ------------    ------------
      Total net assets..................................   $  3,880,861     $ 1,776,297     $ 52,638,934
                                                           ============     ============    ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  1,025,083     $   512,577     $ 16,599,638
    Group 2 Policies....................................      1,067,255         743,921       22,850,795
    Group 3 Policies....................................             --              --          779,534
    Group 4 Policies....................................      1,788,523         519,799       12,408,967
                                                           ------------     ------------    ------------
      Total net assets..................................   $  3,880,861     $ 1,776,297     $ 52,638,934
                                                           ============     ============    ============
    Group 1 variable accumulation unit value............   $      11.41     $     10.53     $      14.70
                                                           ============     ============    ============
    Group 2 variable accumulation unit value............   $      11.36     $     10.45     $      14.93
                                                           ============     ============    ============
    Group 3 variable accumulation unit value............   $         --     $        --     $      13.62
                                                           ============     ============    ============
    Group 4 variable accumulation unit value............   $      11.36     $     10.61     $      13.70
                                                           ============     ============    ============
Identified Cost of Investment...........................   $  3,851,842     $ 1,802,813     $ 47,577,435
                                                           ============     ============    ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      T. ROWE                                           VAN KAMPEN     VAN KAMPEN      VAN KAMPEN
       PRICE           VAN ECK                         UIF EMERGING   UIF EMERGING      UIF U.S.
      LIMITED-        WORLDWIDE          VAN ECK         MARKETS        MARKETS           REAL
     TERM BOND        ABSOLUTE          WORLDWIDE         DEBT--        EQUITY--        ESTATE--
     PORTFOLIO         RETURN          HARD ASSETS       CLASS I        CLASS I          CLASS I
    ------------------------------------------------------------------------------------------------
    $    171,606    $     21,632      $  9,216,127     $    51,206    $43,391,056     $     91,947
             624              --                --              --             --               --
              --              --            85,398              --         91,761               --

              --              --             6,760              --         55,132               --
              --              --               675              --          5,559               --
    ------------    ------------      ------------     ------------   ------------    ------------
    $    172,230    $     21,632      $  9,294,090     $    51,206    $43,422,126     $     91,947
    ============    ============      ============     ============   ============    ============
    $         --    $         --      $  3,090,402     $        --    $20,964,131     $         --
              --              --         2,325,914              --     16,469,236               --
         172,230          21,632           933,241          51,206        454,216           91,947
              --              --         2,944,533              --      5,534,543               --
    ------------    ------------      ------------     ------------   ------------    ------------
    $    172,230    $     21,632      $  9,294,090     $    51,206    $43,422,126     $     91,947
    ============    ============      ============     ============   ============    ============
    $         --    $         --      $      13.17     $        --    $     19.27     $         --
    ============    ============      ============     ============   ============    ============
    $         --    $         --      $      12.70     $        --    $     19.89     $         --
    ============    ============      ============     ============   ============    ============
    $      10.91    $       9.94      $      24.81     $     13.34    $     21.55     $      21.99
    ============    ============      ============     ============   ============    ============
    $         --    $         --      $      13.17     $        --    $     22.14     $         --
    ============    ============      ============     ============   ============    ============
    $    180,291    $     21,760      $  8,908,110     $    49,804    $27,445,264     $     77,580
    ============    ============      ============     ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006
(Unaudited)


                                                                                            MAINSTAY VP
                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP        CAPITAL        MAINSTAY VP
                                          BALANCED--     BASIC VALUE--        BOND--       APPRECIATION--        CASH
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $         --     $         --     $    747,189
 Mortality and expense risk charges....       (27,988)         (20,666)         (63,968)        (654,232)         (65,898)
 Administrative charges................        (4,078)          (1,077)          (6,422)         (85,119)          (6,417)
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......       (32,066)         (21,743)         (70,390)        (739,351)         674,874
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....       393,939        1,787,875        1,876,788        9,806,441       11,024,836
 Cost of investments sold..............      (369,214)      (1,474,601)      (1,922,989)     (10,025,786)     (11,024,716)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................        24,725          313,274          (46,201)        (219,345)             120
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......       268,515          187,632         (156,295)      (1,375,548)            (523)
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....       293,240          500,906         (202,496)      (1,594,893)            (403)
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $    261,174     $    479,163     $   (272,886)    $ (2,334,244)    $    674,471
                                         ============     ============     ============     ============     ============


                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                        INTERNATIONAL      LARGE CAP         MID CAP          MID CAP          MID CAP
                                           EQUITY--         GROWTH--          CORE--          GROWTH--         VALUE--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $         --     $         --     $         --
 Mortality and expense risk charges....       (92,745)         (41,687)         (51,701)         (67,369)         (74,155)
 Administrative charges................       (10,698)          (1,720)          (5,227)          (6,171)          (6,966)
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......      (103,443)         (43,407)         (56,928)         (73,540)         (81,121)
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     1,329,673        1,334,289          863,981        1,384,518        1,248,681
 Cost of investments sold..............      (901,052)      (1,408,740)        (568,591)        (762,891)        (892,795)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................       428,621          (74,451)         295,390          621,627          355,886
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......     3,525,144           59,816          888,396        1,548,587        1,297,293
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....     3,953,765          (14,635)       1,183,786        2,170,214        1,653,179
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $  3,850,322     $    (58,042)    $  1,126,858     $  2,096,674     $  1,572,058
                                         ============     ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP                       MAINSTAY VP                        MAINSTAY VP        HIGH YIELD
         COMMON          CONSERVATIVE      MAINSTAY VP       FLOATING       MAINSTAY VP          GROWTH          CORPORATE
        STOCK--          ALLOCATION--     CONVERTIBLE--       RATE--        GOVERNMENT--      ALLOCATION--         BOND--
     INITIAL CLASS     INITIAL CLASS(A)   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS(A)   INITIAL CLASS
    -------------------------------------------------------------------------------------------------------------------------
      $         --       $         --     $         --     $    781,689     $         --      $         --      $         --
          (283,743)            (1,124)         (79,601)         (76,065)         (47,111)           (2,675)         (217,020)
           (33,275)              (180)          (5,581)         (12,331)          (5,384)             (329)          (25,628)
      ------------       ------------     ------------     ------------     ------------      ------------      ------------
          (317,018)            (1,304)         (85,182)         693,293          (52,495)           (3,004)         (242,648)
      ------------       ------------     ------------     ------------     ------------      ------------      ------------
         3,980,302              2,945        1,368,368          556,571        1,470,186            35,654         4,524,645
        (4,901,175)            (2,946)      (1,192,667)        (560,271)      (1,517,844)          (34,682)       (4,512,535)
      ------------       ------------     ------------     ------------     ------------      ------------      ------------
          (920,873)                (1)         175,701           (3,700)         (47,658)              972            12,110
                --                 --               --               --               --                --                --
         4,072,771               (435)       1,094,728         (154,081)         (57,198)          (33,014)        2,977,656
      ------------       ------------     ------------     ------------     ------------      ------------      ------------
         3,151,898               (436)       1,270,429         (157,781)        (104,856)          (32,042)        2,989,766
      ------------       ------------     ------------     ------------     ------------      ------------      ------------
      $  2,834,880       $     (1,740)    $  1,185,247     $    535,512     $   (157,351)     $    (35,046)     $  2,747,118
      ============       ============     ============     ============     ============      ============      ============


       MAINSTAY VP
        INCOME &
        GROWTH--
      INITIAL CLASS
     ---------------
      $         --
           (17,234)
              (988)
      ------------
           (18,222)
      ------------
           381,314
          (318,550)
      ------------
            62,764
                --
           153,951
      ------------
           216,715
      ------------
      $    198,493
      ============

                                                                                                                   ALGER
                         MAINSTAY VP                                                                              AMERICAN
      MAINSTAY VP          MODERATE        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP                          LEVERAGED
        MODERATE            GROWTH           S&P 500        SMALL CAP          TOTAL          MAINSTAY VP        ALL CAP--
      ALLOCATION--       ALLOCATION--        INDEX--         GROWTH--         RETURN--          VALUE--           CLASS O
    INITIAL CLASS(A)   INITIAL CLASS(A)   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS     INITIAL CLASS         SHARES
    -------------------------------------------------------------------------------------------------------------------------
      $         --       $         --     $         --     $         --     $         --      $         --      $         --
            (1,747)            (3,077)        (633,623)         (38,494)        (168,572)         (189,144)               --
              (195)              (335)         (73,878)          (3,099)         (21,862)          (23,331)               --
      ------------       ------------     ------------     ------------     ------------      ------------      ------------
            (1,942)            (3,412)        (707,501)         (41,593)        (190,434)         (212,475)               --
      ------------       ------------     ------------     ------------     ------------      ------------      ------------
            49,645             40,340       11,086,185        1,438,671        2,667,938         4,153,065             2,737
           (49,315)           (39,285)      (9,807,467)        (854,697)      (2,285,962)       (3,718,215)           (2,370)
      ------------       ------------     ------------     ------------     ------------      ------------      ------------
               330              1,055        1,278,718          583,974          381,976           434,850               367
                --                 --               --               --               --                --                --
            (2,992)           (17,308)       5,134,845          640,218          586,367         3,962,134             1,949
      ------------       ------------     ------------     ------------     ------------      ------------      ------------
            (2,662)           (16,253)       6,413,563        1,224,192          968,343         4,396,984             2,316
      ------------       ------------     ------------     ------------     ------------      ------------      ------------
      $     (4,604)      $    (19,665)    $  5,706,062     $  1,182,599     $    777,909      $  4,184,509      $      2,316
      ============       ============     ============     ============     ============      ============      ============


          ALGER
         AMERICAN
          SMALL
     CAPITALIZATION--
      CLASS O SHARES
     ----------------
       $         --
           (105,237)
            (10,473)
       ------------
           (115,710)
       ------------
          3,547,605
         (2,563,443)
       ------------
            984,162
                 --
          2,808,552
       ------------
          3,792,714
       ------------
       $  3,677,004
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)

                                           AMERICAN
                                          CENTURY VP        AMERICAN          AMERICAN                         DREYFUS IP
                                          INFLATION        CENTURY VP        CENTURY VP        CALVERT         TECHNOLOGY
                                         PROTECTION--    INTERNATIONAL--      VALUE--           SOCIAL          GROWTH--
                                           CLASS II         CLASS II          CLASS II         BALANCED      INITIAL SHARES
                                        -----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $        216     $      1,896      $      3,734     $         --     $         --
 Mortality and expense risk charges....            --               --                --          (10,147)         (16,053)
 Administrative charges................            --               --                --             (821)          (1,465)
                                         ------------     ------------      ------------     ------------     ------------
     Net investment income (loss)......           216            1,896             3,734          (10,968)         (17,518)
                                         ------------     ------------      ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....           280            3,203             6,926          301,948          703,999
 Cost of investments sold..............          (290)          (2,653)           (7,450)        (289,456)        (567,326)
                                         ------------     ------------      ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................           (10)             550              (524)          12,492          136,673
 Realized gain distribution received...            --               --            26,486               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......          (228)           2,279           (22,003)           1,751         (404,075)
                                         ------------     ------------      ------------     ------------     ------------
     Net gain (loss) on investments....          (238)           2,829             3,959           14,243         (267,402)
                                         ------------     ------------      ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $        (22)    $      4,725      $      7,693     $      3,275     $   (284,920)
                                         ============     ============      ============     ============     ============

                                                                            JANUS ASPEN      JANUS ASPEN
                                                           JANUS ASPEN         SERIES           SERIES
                                                              SERIES          MID CAP         WORLDWIDE          MFS(R)
                                        FIDELITY(R) VIP     BALANCED--        GROWTH--         GROWTH--        INVESTORS
                                          OVERSEAS--      INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL    TRUST SERIES--
                                         INITIAL CLASS        SHARES           SHARES           SHARES       INITIAL CLASS
                                        -----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $     12,369      $  1,302,344     $         --     $  1,170,913     $        303
 Mortality and expense risk charges....            --          (280,697)              --         (272,532)              --
 Administrative charges................            --           (22,244)              --          (25,565)              --
                                         ------------      ------------     ------------     ------------     ------------
     Net investment income (loss)......        12,369           999,403               --          872,816              303
                                         ------------      ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....        11,577         3,913,792            2,450        4,330,259            1,161
 Cost of investments sold..............        (8,043)       (3,657,196)          (1,788)      (6,432,350)          (1,008)
                                         ------------      ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................         3,534           256,596              662       (2,102,091)             153
 Realized gain distribution received...         8,599                --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......        49,633           389,015            2,317        2,203,596              (73)
                                         ------------      ------------     ------------     ------------     ------------
     Net gain (loss) on investments....        61,766           645,611            2,979          101,505               80
                                         ------------      ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $     74,135      $  1,645,014     $      2,979     $    974,321     $        383
                                         ============      ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


      DREYFUS VIF                       FIDELITY(R) VIP                                       FIDELITY(R) VIP
      DEVELOPING      FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP   FIDELITY(R) VIP     INVESTMENT      FIDELITY(R) VIP
       LEADERS--      CONTRAFUND(R)--      INCOME--          GROWTH--         INDEX 500--      GRADE BOND--        MID CAP--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
     $      1,289      $    846,191      $    961,734      $      1,332      $     26,064      $      8,202      $     11,154
               --          (411,201)         (136,288)               --                --                --                --
               --           (45,175)          (14,968)               --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
            1,289           389,815           810,478             1,332            26,064             8,202            11,154
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
            4,557         4,608,773         2,139,326             4,070            50,802             3,414         1,302,792
           (4,435)       (3,861,292)       (1,930,415)           (3,846)          (45,136)           (3,687)       (1,292,661)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
              122           747,481           208,911               224             5,666              (273)           10,131
           26,656         1,496,314         2,889,515                --                --               491           377,667
          (33,547)        3,336,847        (1,262,052)           (1,220)            8,297            (9,791)         (296,472)
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           (6,769)        5,580,642         1,836,374              (996)           13,963            (9,573)           91,326
     ------------      ------------      ------------      ------------      ------------      ------------      ------------
           (5,480)
     $                 $  5,970,457      $  2,646,852      $        336      $     40,027      $     (1,371)     $    102,480
     ============      ============      ============      ============      ============      ============      ============

                                                              NEUBERGER
      MFS(R) NEW          MFS(R)                             BERMAN AMT           PIMCO             PIMCO             PIMCO
       DISCOVERY         RESEARCH       MFS(R) UTILITIES       MID-CAP        GLOBAL BOND--     REAL RETURN--    TOTAL RETURN--
       SERIES--          SERIES--           SERIES--          GROWTH--       ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS         CLASS I       CLASS SHARES(B)    CLASS SHARES      CLASS SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $         --      $         --       $      2,115      $         --      $          8      $         27      $         88
               --                --                 --                --                --                --                --
               --                --                 --                --                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
               --                --              2,115                --                 8                27                88
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
              777                87              2,958             2,261                60               522             1,254
             (625)              (85)            (2,129)           (1,495)              (59)             (541)           (1,292)
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
              152                 2                829               766                 1               (19)              (38)
            1,277                --              4,017                --                --                --                --
             (175)               (1)               110             4,340                14               (28)              (79)
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
            1,254                 1              4,956             5,106                15               (47)             (117)
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $      1,254      $          1       $      7,071      $      5,106      $         23      $        (20)     $        (29)
     ============      ============       ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
(Unaudited)

                                                                                              T. ROWE
                                                                             T. ROWE           PRICE           VAN ECK
                                            ROYCE            ROYCE         PRICE EQUITY       LIMITED-        WORLDWIDE
                                          MICRO-CAP        SMALL-CAP          INCOME         TERM BOND         ABSOLUTE
                                          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO          RETURN
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $    390,738     $      3,095     $         --
 Mortality and expense risk charges....        (3,167)          (2,394)        (106,493)              --               --
 Administrative charges................          (281)            (186)          (8,313)              --               --
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......        (3,448)          (2,580)         275,932            3,095               --
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....        86,695           64,291        2,365,298            1,473               76
 Cost of investments sold..............       (79,662)         (62,672)      (2,033,662)          (1,567)             (76)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................         7,033            1,619          331,636              (94)              --
 Realized gain distribution received...            --               --          205,248               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......        18,810          (23,486)       1,549,896           (1,880)            (128)
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....        25,843          (21,867)       2,086,780           (1,974)            (128)
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $     22,395     $    (24,447)    $  2,362,712     $      1,121     $       (128)
                                         ============     ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

(b) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                        VAN KAMPEN        VAN KAMPEN
                       UIF EMERGING      UIF EMERGING       VAN KAMPEN
       VAN ECK           MARKETS           MARKETS        UIF U.S. REAL
      WORLDWIDE           DEBT--           EQUITY--          ESTATE--
     HARD ASSETS         CLASS I           CLASS I           CLASS I
    --------------------------------------------------------------------
     $      2,304      $         --      $         --      $         --
           (9,510)               --          (103,764)               --
             (961)               --           (10,522)               --
     ------------      ------------      ------------      ------------
           (8,167)               --          (114,286)               --
     ------------      ------------      ------------      ------------
          947,656               691         3,573,898             2,210
         (821,279)             (628)       (1,906,454)           (1,480)
     ------------      ------------      ------------      ------------
          126,377                63         1,667,444               730
          196,066                --                --                --
          175,889              (835)        1,070,633             8,846
     ------------      ------------      ------------      ------------
          498,332              (772)        2,738,077             9,576
     ------------      ------------      ------------      ------------
     $    490,165      $       (772)     $  2,623,791      $      9,576
     ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)


                                                               MAINSTAY VP                   MAINSTAY VP
                                                               BALANCED--                   BASIC VALUE--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006         2005(A)          2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (32,066)  $     44,669   $    (21,743)  $     50,808
    Net realized gain (loss) on investments..........        24,725          2,784        313,274         80,355
    Realized gain distribution received..............            --         36,442             --        102,386
    Change in unrealized appreciation (depreciation)
      on investments.................................       268,515        265,491        187,632        242,770
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................       261,174        349,386        479,163        476,319
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       716,832        483,546        787,048      1,819,463
    Cost of insurance................................      (217,092)      (121,543)      (280,749)      (577,884)
    Policyowners' surrenders.........................       (63,381)       (70,852)      (480,072)      (266,605)
    Net transfers from (to) Fixed Account............       542,390        454,599       (562,460)       (60,739)
    Transfers between Investment Divisions...........     1,093,149      3,598,325       (262,749)        91,424
    Policyowners' death benefits.....................       (21,463)            --        (26,232)        (4,832)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --      5,000,000             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............     2,050,435      9,344,075       (825,214)     1,000,827
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (756)          (119)          (725)           109
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     2,310,853      9,693,342       (346,776)     1,477,255
NET ASSETS:
    Beginning of period..............................     9,693,342             --      9,980,322      8,503,067
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 12,004,195   $  9,693,342   $  9,633,546   $  9,980,322
                                                       ============   ============   ============   ============

                                                        MAINSTAY VP
                                                       CONSERVATIVE                           MAINSTAY VP
                                                       ALLOCATION--                          CONVERTIBLE--
                                                       INITIAL CLASS                         INITIAL CLASS
                                                       -------------                  ---------------------------
                                                          2006(D)                         2006           2005
                                                       ----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     (1,304)                  $    (85,182)  $    356,779
    Net realized gain (loss) on investments..........            (1)                       175,701       (210,564)
    Realized gain distribution received..............            --                             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................          (435)                     1,094,728      1,800,759
                                                       ------------                   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................        (1,740)                     1,185,247      1,946,974
                                                       ------------                   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............         7,733                      2,754,027      5,864,157
    Cost of insurance................................        (4,815)                    (1,099,123)    (2,161,084)
    Policyowners' surrenders.........................            --                       (761,074)    (1,576,266)
    Net transfers from (to) Fixed Account............         1,203                       (388,910)      (479,237)
    Transfers between Investment Divisions...........       423,892                       (417,635)    (1,247,829)
    Policyowners' death benefits.....................            --                        (86,903)       (44,406)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....       250,000                             --             --
                                                       ------------                   ------------   ------------
      Net contributions and (withdrawals)............       678,013                            382        355,335
                                                       ------------                   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            --                         (2,953)          (665)
                                                       ------------                   ------------   ------------
        Increase (decrease) in net assets............       676,273                      1,182,676      2,301,644
NET ASSETS:
    Beginning of period..............................            --                     34,285,204     31,983,560
                                                       ------------                   ------------   ------------
    End of period....................................  $    676,273                   $ 35,467,880   $ 34,285,204
                                                       ============                   ============   ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.
(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                                                 MAINSTAY VP
              BOND--                CAPITAL APPRECIATION--              MAINSTAY VP                 COMMON STOCK--
           INITIAL CLASS                 INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (70,390)  $    747,949   $   (739,351)  $ (1,423,513)  $    674,874   $    875,700   $   (317,018)  $    410,914
         (46,201)        (2,178)      (219,345)    (2,753,952)           120           (708)      (920,873)    (2,867,863)
              --             --             --             --             --             --             --      1,216,990
        (156,295)      (298,989)    (1,375,548)    20,969,966           (523)         1,436      4,072,771      8,065,442
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (272,886)       446,782     (2,334,244)    16,792,501        674,471        876,428      2,834,880      6,825,483
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,173,996      4,634,158     18,524,737     40,808,867      6,145,072     11,045,174      7,382,865     15,838,557
        (888,033)    (1,858,879)    (9,191,634)   (19,144,975)    (1,508,632)    (3,325,799)    (3,480,262)    (7,114,287)
        (716,954)    (1,764,259)    (6,109,519)   (11,880,043)    (1,268,441)    (2,456,178)    (2,568,740)    (4,654,107)
         (63,012)      (219,686)    (2,741,456)    (5,680,321)      (295,690)    (2,121,110)      (906,964)    (2,050,547)
        (785,791)      (167,405)    (7,075,346)   (17,128,117)      (415,297)    (3,214,828)    (1,966,340)    (5,392,163)
         (69,886)       (90,864)      (296,172)      (752,638)      (338,483)       (24,364)      (164,007)      (142,973)
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (349,680)       533,065     (6,889,390)   (13,777,227)     2,318,529        (97,105)    (1,703,448)    (3,515,520)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             255           (483)       (13,707)         6,386           (588)          (914)        (8,977)         2,681
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (622,311)       979,364     (9,237,341)     3,021,660      2,992,412        778,409      1,122,455      3,312,644
      27,570,577     26,591,213    234,540,757    231,519,097     34,022,853     33,244,444    102,992,199     99,679,555
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 26,948,266   $ 27,570,577   $225,303,416   $234,540,757   $ 37,015,265   $ 34,022,853   $104,114,654   $102,992,199
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                 MAINSTAY VP                           MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP              GROWTH                              HIGH YIELD
          FLOATING RATE--                GOVERNMENT--           ALLOCATION--                        CORPORATE BOND--
           INITIAL CLASS                 INITIAL CLASS          INITIAL CLASS                         INITIAL CLASS
    ---------------------------   ---------------------------   -------------                  ---------------------------
        2006         2005(A)          2006           2005          2006(D)                         2006           2005
    ----------------------------------------------------------------------------------------------------------------------
    $    693,293   $    580,930   $    (52,495)  $    531,187   $     (3,004)                  $   (242,648)  $  4,905,267
          (3,700)        (1,249)       (47,658)        14,755            972                         12,110       (734,818)
              --             --             --             --             --                             --             --
        (154,081)       (18,644)       (57,198)      (176,880)       (33,014)                     2,977,656     (2,041,994)
    ------------   ------------   ------------   ------------   ------------                   ------------   ------------
         535,512        561,037       (157,351)       369,062        (35,046)                     2,747,118      2,128,455
    ------------   ------------   ------------   ------------   ------------                   ------------   ------------
         593,601        107,620      1,524,564      3,207,056        387,455                      7,148,678     14,240,088
         (96,293)       (42,749)      (627,082)    (1,308,582)       (48,112)                    (3,157,534)    (6,325,100)
         (35,956)        (1,898)      (589,342)      (875,808)        (5,364)                    (1,847,109)    (3,820,398)
         274,512        195,542       (203,767)      (403,702)       225,105                       (437,599)      (625,145)
       1,754,708      1,696,541       (337,575)      (826,108)     2,454,455                     (2,266,283)    (1,475,105)
         (21,433)            --        (33,030)      (158,301)            --                       (282,352)      (173,946)
              --     22,500,000             --             --        250,000                             --             --
    ------------   ------------   ------------   ------------   ------------                   ------------   ------------
       2,469,139     24,455,056       (266,232)      (365,445)     3,263,539                       (842,199)     1,820,394
    ------------   ------------   ------------   ------------   ------------                   ------------   ------------
            (820)          (622)           140           (450)            (3)                        (3,063)          (961)
    ------------   ------------   ------------   ------------   ------------                   ------------   ------------
       3,003,831     25,015,471       (423,443)         3,167      3,228,490                      1,901,856      3,947,888
      25,015,471             --     20,095,726     20,092,559             --                     91,665,586     87,717,698
    ------------   ------------   ------------   ------------   ------------                   ------------   ------------
    $ 28,019,302   $ 25,015,471   $ 19,672,283   $ 20,095,726   $  3,228,490                   $ 93,567,442   $ 91,665,586
    ============   ============   ============   ============   ============                   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)


                                                               MAINSTAY VP                   MAINSTAY VP
                                                            INCOME & GROWTH--          INTERNATIONAL EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (18,222)  $     56,871   $   (103,443)  $    413,843
    Net realized gain (loss) on investments..........        62,764         57,886        428,621        319,888
    Realized gain distribution received..............            --             --             --      1,416,285
    Change in unrealized appreciation (depreciation)
      on investments.................................       153,951        217,968      3,525,144        180,560
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................       198,493        332,725      3,850,322      2,330,576
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       747,551      1,572,186      3,591,434      5,548,108
    Cost of insurance................................      (250,785)      (487,867)    (1,173,018)    (1,877,198)
    Policyowners' surrenders.........................      (173,049)      (374,012)      (636,134)    (1,092,966)
    Net transfers from (to) Fixed Account............         7,179        (83,031)       109,502        317,083
    Transfers between Investment Divisions...........      (114,822)       180,898      2,304,884      7,735,554
    Policyowners' death benefits.....................          (284)       (14,578)       (93,149)       (47,426)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       215,790        793,596      4,103,519     10,583,155
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          (513)           293         (5,683)           (51)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............       413,770      1,126,614      7,948,158     12,913,680
NET ASSETS:
    Beginning of period..............................     8,038,050      6,911,436     35,482,644     22,568,964
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $  8,451,820   $  8,038,050   $ 43,430,802   $ 35,482,644
                                                       ============   ============   ============   ============

                                                                        MAINSTAY VP
                                                        MAINSTAY VP      MODERATE
                                                         MODERATE         GROWTH               MAINSTAY VP
                                                       ALLOCATION--    ALLOCATION--          S&P 500 INDEX--
                                                       INITIAL CLASS   INITIAL CLASS          INITIAL CLASS
                                                       -------------   -------------   ---------------------------
                                                          2006(D)         2006(D)          2006           2005
                                                       -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     (1,942)   $     (3,412)   $   (707,501)  $  1,540,757
    Net realized gain (loss) on investments..........           330           1,055       1,278,718      1,294,476
    Realized gain distribution received..............            --              --              --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................        (2,992)        (17,308)      5,134,845      7,257,600
                                                       ------------    ------------    ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................        (4,604)        (19,665)      5,706,062     10,092,833
                                                       ------------    ------------    ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        90,271         672,347      19,856,186     42,908,972
    Cost of insurance................................       (22,120)        (42,492)     (8,586,254)   (17,378,685)
    Policyowners' surrenders.........................          (750)           (946)     (6,841,457)   (12,782,137)
    Net transfers from (to) Fixed Account............       155,237         159,640      (2,541,991)    (3,379,019)
    Transfers between Investment Divisions...........     1,721,062       2,481,156      (4,827,718)    (5,641,683)
    Policyowners' death benefits.....................            --              --        (278,897)      (277,635)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....       250,000         250,000              --             --
                                                       ------------    ------------    ------------   ------------
      Net contributions and (withdrawals)............     2,193,700       3,519,705      (3,220,131)     3,449,813
                                                       ------------    ------------    ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            (5)             (3)        (16,843)         8,662
                                                       ------------    ------------    ------------   ------------
        Increase (decrease) in net assets............     2,189,091       3,500,037       2,469,088     13,551,308
NET ASSETS:
    Beginning of period..............................            --              --     248,601,690    235,050,382
                                                       ------------    ------------    ------------   ------------
    End of period....................................  $  2,189,091    $  3,500,037    $251,070,778   $248,601,690
                                                       ============    ============    ============   ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.
(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
        LARGE CAP GROWTH--              MID CAP CORE--               MID CAP GROWTH--               MID CAP VALUE--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (43,407)  $    (78,916)  $    (56,928)  $     26,877   $    (73,540)  $   (114,042)  $    (81,121)  $    111,677
         (74,451)      (392,922)       295,390      2,251,344        621,627      1,495,787        355,886      1,647,051
              --             --             --      2,107,123             --         14,268             --      1,538,346
          59,816      1,079,428        888,396     (1,644,226)     1,548,587      2,596,203      1,297,293     (1,665,693)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (58,042)       607,590      1,126,858      2,741,118      2,096,674      3,992,216      1,572,058      1,631,381
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,748,775      3,716,442      2,907,631      4,416,197      4,282,373      6,282,841      3,834,675      6,688,795
        (592,531)    (1,155,862)      (829,140)    (1,179,467)    (1,296,505)    (1,901,127)    (1,180,437)    (1,990,887)
        (550,900)      (816,778)      (352,275)      (897,013)      (604,917)    (1,013,183)      (535,867)      (999,021)
         (66,772)      (285,745)        (9,697)        (2,294)       341,783        490,384         97,938        208,221
        (126,902)    (1,660,848)     1,351,732      6,133,379      1,706,391      6,487,698        143,783      5,874,289
          (3,026)       (14,918)       (12,462)       (23,890)       (35,543)       (38,954)       (65,951)       (32,839)
              --             --             --     (6,789,924)            --     (5,736,564)            --     (6,352,999)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         408,644       (217,709)     3,055,789      1,656,988      4,393,582      4,571,095      2,294,141      3,395,559
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (1,157)           980         (2,495)          (241)        (4,960)           (51)        (3,025)         1,161
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         349,445        390,861      4,180,152      4,397,865      6,485,296      8,563,260      3,863,174      5,028,101
      17,531,197     17,140,336     22,693,712     18,295,847     31,819,260     23,256,000     33,937,867     28,909,766
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 17,880,642   $ 17,531,197   $ 26,873,864   $ 22,693,712   $ 38,304,556   $ 31,819,260   $ 37,801,041   $ 33,937,867
    ============   ============   ============   ============   ============   ============   ============   ============

                                                                                                    ALGER AMERICAN
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                    LEVERAGED
        SMALL CAP GROWTH--              TOTAL RETURN--                    VALUE--                      ALL CAP--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                CLASS O SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (41,593)  $    (81,539)  $   (190,434)  $    543,771   $   (212,475)  $    433,218   $         --   $         --
         583,974        751,736        381,976        429,040        434,850        709,550            367         11,781
              --        340,554             --             --             --             --             --             --
         640,218       (540,131)       586,367      2,400,126      3,962,134      2,569,699          1,949          1,581
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,182,599        470,620        777,909      3,372,937      4,184,509      3,712,467          2,316         13,362
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,633,109      5,038,270      4,644,312      9,477,625      5,501,308     10,962,333          3,134          4,147
        (754,770)    (1,373,190)    (2,354,446)    (4,795,095)    (2,413,165)    (4,896,380)        (2,522)        (3,106)
        (362,358)      (571,035)    (1,642,426)    (2,883,594)    (1,758,858)    (3,546,615)            --             --
        (103,436)       139,358       (720,932)      (892,678)      (576,237)      (965,333)           281        354,076
        (744,345)       699,234       (712,189)    (3,056,101)    (2,556,004)    (1,987,322)            --       (356,469)
          (6,879)       (14,280)       (75,497)      (123,829)      (157,913)      (167,704)            --             --
              --     (5,081,248)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         661,321     (1,162,891)      (861,178)    (2,273,672)    (1,960,869)      (601,021)           893         (1,352)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (2,661)         2,162         (3,533)           490         (7,851)         1,297             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,841,259       (690,109)       (86,802)     1,099,755      2,215,789      3,112,743          3,209         12,010
      19,797,549     20,487,658     60,730,877     59,631,122     70,714,154     67,601,411         75,703         63,693
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 21,638,808   $ 19,797,549   $ 60,644,075   $ 60,730,877   $ 72,929,943   $ 70,714,154   $     78,912   $     75,703
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)


                                                             ALGER AMERICAN              AMERICAN CENTURY VP
                                                         SMALL CAPITALIZATION--        INFLATION PROTECTION--
                                                             CLASS O SHARES                   CLASS II
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (115,710)  $   (186,558)  $        216   $        142
    Net realized gain (loss) on investments..........       984,162      1,143,649            (10)             7
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     2,808,552      4,228,256           (228)          (188)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,677,004      5,185,347            (22)           (39)
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,191,183      5,696,782          6,072         (1,079)
    Cost of insurance................................    (1,302,544)    (2,247,483)          (280)         1,088
    Policyowners' surrenders.........................    (1,268,192)    (1,852,059)            --             --
    Net transfers from (to) Fixed Account............      (206,739)       (15,204)        10,159             --
    Transfers between Investment Divisions...........       (50,395)        89,174             --          5,711
    Policyowners' death benefits.....................        (4,187)        (9,966)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............       359,126      1,661,244         15,951          5,720
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,925)        (1,711)            --             --
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     4,027,205      6,844,880         15,929          5,681
NET ASSETS:
    Beginning of period..............................    39,156,082     32,311,202          6,387            706
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $ 43,183,287   $ 39,156,082   $     22,316   $      6,387
                                                       ============   ============   ============   ============


                                                               DREYFUS VIF                 FIDELITY(R) VIP
                                                          DEVELOPING LEADERS--             CONTRAFUND(R)--
                                                             INITIAL SHARES                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $      1,289   $         --   $    389,815   $   (401,919)
    Net realized gain (loss) on investments..........           122         64,884        747,481        370,774
    Realized gain distribution received..............        26,656             --      1,496,314         23,014
    Change in unrealized appreciation (depreciation)
      on investments.................................       (33,547)       (40,629)     3,336,847     21,403,690
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................        (5,480)        24,255      5,970,457     21,395,559
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............         4,876         25,958     12,618,379     22,641,007
    Cost of insurance................................        (4,488)        (8,664)    (4,930,965)    (8,749,572)
    Policyowners' surrenders.........................            --             --     (3,651,501)    (6,041,079)
    Net transfers from (to) Fixed Account............         8,078        354,174       (438,881)    (1,451,177)
    Transfers between Investment Divisions...........            --       (349,391)       622,363     10,543,787
    Policyowners' death benefits.....................            --             --       (135,809)      (150,474)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............         8,466         22,077      4,083,586     16,792,492
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            --             --        (20,581)        (9,869)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............         2,986         46,332     10,033,462     38,178,182
NET ASSETS:
    Beginning of period..............................       325,730        279,398    158,480,784    120,302,602
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $    328,716   $    325,730   $168,514,246   $158,480,784
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.
(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                           AMERICAN
        AMERICAN CENTURY VP               CENTURY VP                                                  DREYFUS IP
          INTERNATIONAL--                   VALUE--                       CALVERT                 TECHNOLOGY GROWTH--
             CLASS II                      CLASS II                   SOCIAL BALANCED               INITIAL SHARES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $      1,896   $        577   $      3,734   $      6,970   $    (10,968)  $     57,977   $    (17,518)  $    (31,845)
             550         12,045           (524)       (31,043)        12,492         (7,119)       136,673         60,626
              --             --         26,486         97,719             --             --             --             --
           2,279          7,247        (22,003)       (86,192)         1,751        162,032       (404,075)       258,273
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           4,725         19,869          7,693        (12,546)         3,275        212,890       (284,920)       287,054
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           9,363         12,741         17,058          9,724        366,110        836,288      1,123,579      2,210,358
          (4,062)        (5,602)        (7,625)       (16,350)      (149,866)      (296,970)      (399,228)      (738,427)
              --             --             --             --       (119,746)      (212,851)      (160,098)      (216,159)
          15,130        354,089         21,550             --        (57,790)        29,529        (14,672)       434,623
         111,029       (315,506)        98,284       (663,565)       (27,440)       (17,616)       (87,799)    (1,021,160)
              --             --             --             --        (11,035)       (16,470)        (1,280)        (6,097)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         131,460         45,772        129,267       (670,191)           233        321,910        460,502        663,138
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --             --             --             --           (113)            (9)          (332)           464
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         136,185         65,591        136,960       (682,737)         3,395        534,791        175,250        950,656
         118,948         53,357        290,496        973,233      4,465,454      3,930,663      8,181,413      7,230,757
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    255,133   $    118,948   $    427,456   $    290,496   $  4,468,849   $  4,465,454   $  8,356,663   $  8,181,413
    ============   ============   ============   ============   ============   ============   ============   ============


          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          EQUITY-INCOME--                  GROWTH--                     INDEX 500--             INVESTMENT GRADE BOND--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    810,478   $    509,670   $      1,332   $      1,569   $     26,064   $     15,357   $      8,202   $      1,053
         208,911         21,215            224         56,800          5,666          2,539           (273)          (331)
       2,889,515      1,724,741             --             --             --             --            491            636
      (1,262,052)       542,561         (1,220)       (32,635)         8,297         31,337         (9,791)         3,070
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,646,852      2,798,187            336         25,734         40,027         49,233         (1,371)         4,428
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,620,257      9,296,572            470          2,860         14,870         30,218         11,949          1,000
      (1,769,704)    (3,411,082)        (4,070)        (6,147)       (14,565)       (24,475)        (3,138)        (2,058)
      (1,587,437)    (2,283,427)            --             --         (1,307)            --             --             --
        (211,262)      (364,648)         9,423        470,142         12,924          1,426          4,970          3,873
         232,793        478,756             --       (465,325)       (36,994)       522,866             --        166,232
         (46,693)      (100,685)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,237,954      3,615,486          5,823          1,530        (25,072)       530,035         13,781        169,047
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (5,021)         1,175             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       3,879,785      6,414,848          6,159         27,264         14,955        579,268         12,410        173,475
      54,940,329     48,525,481        343,738        316,474      1,485,699        906,431        201,620         28,145
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 58,820,114   $ 54,940,329   $    349,897   $    343,738   $  1,500,654   $  1,485,699   $    214,030   $    201,620
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)


                                                            FIDELITY(R) VIP             FIDELITY(R) VIP
                                                               MID CAP--                  OVERSEAS--
                                                             INITIAL CLASS               INITIAL CLASS
                                                       -------------------------   -------------------------
                                                          2006          2005          2006          2005
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    11,154   $        --   $    12,369   $     3,714
    Net realized gain (loss) on investments..........       10,131       245,078         3,534         2,660
    Realized gain distribution received..............      377,667        30,105         8,599         2,907
    Change in unrealized appreciation (depreciation)
      on investments.................................     (296,472)       23,478        49,633       192,153
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      102,480       298,661        74,135       201,434
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      221,027        69,725        15,356        48,109
    Cost of insurance................................      (54,215)      (93,253)      (14,042)      (17,843)
    Policyowners' surrenders.........................      (46,495)           --            --            --
    Net transfers from (to) Fixed Account............       16,945        15,035        16,211         1,469
    Transfers between Investment Divisions...........   (1,176,138)      881,520         9,999       601,241
    Policyowners' death benefits.....................           --            --            --            --
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   (1,038,876)      873,027        27,524       632,976
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............           --            --            --            --
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............     (936,396)    1,171,688       101,659       834,410
NET ASSETS:
    Beginning of period..............................    2,971,926     1,800,238     1,359,764       525,354
                                                       -----------   -----------   -----------   -----------
    End of period....................................  $ 2,035,530   $ 2,971,926   $ 1,461,423   $ 1,359,764
                                                       ===========   ===========   ===========   ===========


                                                                MFS(R)                      MFS(R)
                                                        NEW DISCOVERY SERIES--         RESEARCH SERIES--
                                                             INITIAL CLASS               INITIAL CLASS
                                                       -------------------------   -------------------------
                                                          2006          2005          2006          2005
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $        --   $        --   $        --   $         1
    Net realized gain (loss) on investments..........          152           120             2             8
    Realized gain distribution received..............        1,277            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................         (175)        3,231            (1)           (3)
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................        1,254         3,351             1             6
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        1,213         2,739            --           882
    Cost of insurance................................         (787)       (1,375)          (86)         (851)
    Policyowners' surrenders.........................           --            --            --            --
    Net transfers from (to) Fixed Account............            4         1,959            --            --
    Transfers between Investment Divisions...........           --            --            --            --
    Policyowners' death benefits.....................           --            --            --            --
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............          430         3,323           (86)           31
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............           --            --            --            --
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............        1,684         6,674           (85)           37
NET ASSETS:
    Beginning of period..............................       68,838        62,164           117            80
                                                       -----------   -----------   -----------   -----------
    End of period....................................  $    70,522   $    68,838   $        32   $       117
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.
(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


        JANUS ASPEN SERIES            JANUS ASPEN SERIES             JANUS ASPEN SERIES                   MFS(R)
            BALANCED--                 MID CAP GROWTH--              WORLDWIDE GROWTH--          INVESTORS TRUST SERIES--
       INSTITUTIONAL SHARES          INSTITUTIONAL SHARES           INSTITUTIONAL SHARES               INITIAL CLASS
    ---------------------------   ---------------------------   -----------------------------   ---------------------------
        2006           2005           2006           2005            2006            2005           2006           2005
    -----------------------------------------------------------------------------------------------------------------------
    $    999,403   $  1,882,788   $         --   $         --    $    872,816    $    798,267   $        303   $        318
         256,596       (246,674)           662            686      (2,102,091)     (6,021,427)           153            243
              --             --             --             --              --              --             --             --
         389,015      6,082,531          2,317         13,759       2,203,596      10,329,601            (73)         3,585
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
       1,645,014      7,718,645          2,979         14,445         974,321       5,106,441            383          4,146
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
       8,947,567     18,974,336          1,672          6,603       8,325,609      18,997,332             --          1,174
      (3,615,559)    (7,320,750)        (2,786)        (4,348)     (3,338,959)     (6,993,591)        (1,161)        (3,254)
      (2,786,102)    (4,648,885)            --             --      (2,338,071)     (5,355,473)            --             --
      (1,227,744)    (1,746,653)         6,645             --      (1,040,543)     (1,991,447)            --             --
      (2,190,640)    (5,881,511)        23,866          1,936      (3,464,862)     (8,434,892)            --             --
        (175,003)      (249,014)            --             --        (144,166)       (145,184)            --             --
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
      (1,047,481)      (872,477)        29,397          4,191      (2,000,992)     (3,923,255)        (1,161)        (2,080)
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
          (6,013)        (1,596)            --             --          (5,777)          2,998             --             --
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
         591,520      6,844,572         32,376         18,636      (1,032,448)      1,186,184           (778)         2,066
     112,003,563    105,158,991        132,345        113,709     102,392,651     101,206,467         60,293         58,227
    ------------   ------------   ------------   ------------    ------------    ------------   ------------   ------------
    $112,595,083   $112,003,563   $    164,721   $    132,345    $101,360,203    $102,392,651   $     59,515   $     60,293
    ============   ============   ============   ============    ============    ============   ============   ============

                                                                    PIMCO
                                                                    GLOBAL                                 PIMCO
              MFS(R)                   NEUBERGER BERMAN             BOND--                             REAL RETURN--
        UTILITIES SERIES--           AMT MID-CAP GROWTH--       ADMINISTRATIVE                        ADMINISTRATIVE
           INITIAL CLASS                    CLASS I              CLASS SHARES                          CLASS SHARES
    ---------------------------   ---------------------------   --------------                  ---------------------------
        2006           2005           2006           2005          2006(E)                          2006         2005(B)
    -----------------------------------------------------------------------------------------------------------------------
    $      2,115   $        113   $         --   $         --    $          8                   $         27   $         19
             829          3,903            766          7,287               1                            (19)           (36)
           4,017             --             --             --              --                             --             17
             110          1,188          4,340          2,717              14                            (28)           (18)
    ------------   ------------   ------------   ------------    ------------                   ------------   ------------
           7,071          5,204          5,106         10,004              23                            (20)           (18)
    ------------   ------------   ------------   ------------    ------------                   ------------   ------------
          20,954          2,799          2,509          5,186              --                            100             --
          (3,329)        (2,854)        (2,698)        (5,645)            (60)                          (522)          (292)
              --             --             --             --              --                             --             --
          37,048          1,426          3,250             --             950                              8          1,883
           2,507         28,415          9,999        (22,004)             --                             --             --
              --             --             --             --              --                             --             --
    ------------   ------------   ------------   ------------    ------------                   ------------   ------------
          57,180         29,786         13,060        (22,463)            890                           (414)         1,591
    ------------   ------------   ------------   ------------    ------------                   ------------   ------------
              --             --             --             --              --                             --             --
    ------------   ------------   ------------   ------------    ------------                   ------------   ------------
          64,251         34,990         18,166        (12,459)            913                           (434)         1,573
          53,626         18,636         70,959         83,418              --                          1,573             --
    ------------   ------------   ------------   ------------    ------------                   ------------   ------------
    $    117,877   $     53,626   $     89,125   $     70,959    $        913                   $      1,139   $      1,573
    ============   ============   ============   ============    ============                   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                                  PIMCO
                                                             TOTAL RETURN--                     ROYCE
                                                             ADMINISTRATIVE                   MICRO-CAP
                                                              CLASS SHARES                    PORTFOLIO
                                                       ---------------------------   ---------------------------
                                                           2006         2005(B)          2006         2005(C)
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $         88   $         66   $     (3,448)  $        559
    Net realized gain (loss) on investments..........           (38)          (113)         7,033            (51)
    Realized gain distribution received..............            --             73             --          1,689
    Change in unrealized appreciation (depreciation)
      on investments.................................           (79)           (72)        18,810           (833)
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................           (29)           (46)        22,395          1,364
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............            --             --        395,497          8,073
    Cost of insurance................................        (1,254)          (879)       (54,544)          (529)
    Policyowners' surrenders.........................            --             --         (8,273)        (1,689)
    Net transfers from (to) Fixed Account............            --          5,650        129,017          7,189
    Transfers between Investment Divisions...........            --             --      3,091,575        290,816
    Policyowners' death benefits.....................            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        (1,254)         4,771      3,553,272        303,860
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            --             --            (30)            --
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............        (1,283)         4,725      3,575,637        305,224
NET ASSETS:
    Beginning of period..............................         4,725             --        305,224             --
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $      3,442   $      4,725   $  3,880,861   $    305,224
                                                       ============   ============   ============   ============

                                                                 VAN ECK
                                                                WORLDWIDE                      VAN ECK
                                                                ABSOLUTE                      WORLDWIDE
                                                                 RETURN                      HARD ASSETS
                                                       ---------------------------   ---------------------------
                                                           2006           2005           2006           2005
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $         --   $         --   $     (8,167)  $        127
    Net realized gain (loss) on investments..........            --             --        126,377          2,583
    Realized gain distribution received..............            --             --        196,066             --
    Change in unrealized appreciation (depreciation)
      on investments.................................          (128)            --        175,889        129,029
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................          (128)            --        490,165        131,739
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............         7,070             --        837,025        144,914
    Cost of insurance................................           (90)            --       (201,676)       (16,384)
    Policyowners' surrenders.........................            --             --        (24,960)            --
    Net transfers from (to) Fixed Account............        14,773             --        488,987         18,781
    Transfers between Investment Divisions...........             7             --      6,424,897        973,377
    Policyowners' death benefits.....................            --             --         (2,792)            --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        21,760             --      7,521,481      1,120,688
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            --             --           (474)            --
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............        21,632             --      8,011,172      1,252,427
NET ASSETS:
    Beginning of period..............................            --             --      1,282,918         30,491
                                                       ------------   ------------   ------------   ------------
    End of period....................................  $     21,632   $         --   $  9,294,090   $  1,282,918
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.
(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.
(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.
(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.
(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


               ROYCE                     T. ROWE PRICE                 T. ROWE PRICE
             SMALL-CAP                   EQUITY INCOME               LIMITED-TERM BOND
             PORTFOLIO                     PORTFOLIO                     PORTFOLIO
    ---------------------------   ---------------------------   ---------------------------
        2006         2005(C)          2006           2005           2006           2005
    ---------------------------------------------------------------------------------------
    $     (2,580)  $         --   $    275,932   $    494,787   $      3,095   $      5,471
           1,619            (61)       331,636        229,686            (94)          (526)
              --          2,265        205,248      2,194,639             --             --
         (23,486)        (5,548)     1,549,896     (1,313,504)        (1,880)        (2,297)
    ------------   ------------   ------------   ------------   ------------   ------------
         (24,447)        (3,344)     2,362,712      1,605,608          1,121          2,648
    ------------   ------------   ------------   ------------   ------------   ------------
         128,932         17,585      5,368,875      9,018,193          6,998         (2,103)
         (35,505)        (1,233)    (1,555,334)    (2,733,224)        (1,480)        (1,173)
          (4,593)            --       (941,849)    (1,687,838)            --             --
         106,178            442       (276,385)       257,000         11,526             --
       1,271,510        320,775       (694,348)     7,271,971             --         (7,400)
              --             --       (117,217)       (74,188)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       1,466,522        337,569      1,783,742     12,051,914         17,044        (10,676)
    ------------   ------------   ------------   ------------   ------------   ------------
              (3)            --         (3,593)         1,156             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       1,442,072        334,225      4,142,861     13,658,678         18,165         (8,028)
         334,225             --     48,496,073     34,837,395        154,065        162,093
    ------------   ------------   ------------   ------------   ------------   ------------
    $  1,776,297   $    334,225   $ 52,638,934   $ 48,496,073   $    172,230   $    154,065
    ============   ============   ============   ============   ============   ============

            VAN KAMPEN                    VAN KAMPEN
           UIF EMERGING                  UIF EMERGING                   VAN KAMPEN
          MARKETS DEBT--               MARKETS EQUITY--           UIF U.S. REAL ESTATE--
              CLASS I                       CLASS I                       CLASS I
    ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------
    $         --   $      2,050   $   (114,286)  $    (45,861)  $         --   $        241
              63             57      1,667,444      1,205,409            730            429
              --            436             --             --             --            532
            (835)           583      1,070,633      7,299,536          8,846          3,431
    ------------   ------------   ------------   ------------   ------------   ------------
            (772)         3,126      2,623,791      8,459,084          9,576          4,633
    ------------   ------------   ------------   ------------   ------------   ------------
           6,841          4,073      3,151,339      4,499,681         11,861         15,295
            (882)          (839)    (1,269,514)    (1,791,252)        (3,417)        (2,633)
              --             --       (728,238)    (1,300,990)            --             --
           6,647          1,959        (30,700)      (276,353)        21,096          1,426
           7,499             --      2,991,058      4,646,309          5,014         12,120
              --             --        (46,895)       (34,657)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
          20,105          5,193      4,067,050      5,742,738         34,554         26,208
    ------------   ------------   ------------   ------------   ------------   ------------
              --             --         (8,721)        (4,364)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
          19,333          8,319      6,682,120     14,197,458         44,130         30,841
          31,873         23,554     36,740,006     22,542,548         47,817         16,976
    ------------   ------------   ------------   ------------   ------------   ------------
    $     51,206   $     31,873   $ 43,422,126   $ 36,740,006   $     91,947   $     47,817
    ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider")). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Enhanced DCA Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Lord Abbett & Company, and Winslow Capital Management, Inc., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc. Effective July 3, 2006, Institutional Capital LLC became an interim sub-adviser, having replaced The Dreyfus Corporation.

VUL Separate Account-1 offers sixty variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Thirty-six of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-seven of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions, with their respective Fund Portfolios, are available in this Separate Account:

MainStay VP Balanced
MainStay VP Basic Value
MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Conservative Allocation
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP Growth Allocation
MainStay VP High Yield Corporate Bond
MainStay VP Income & Growth
MainStay VP International Equity
MainStay VP Large Cap Growth(1)
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP Moderate Allocation
MainStay VP Moderate Growth Allocation
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
MainStay VP Value
Alger American Leveraged All Cap--Class O Shares
Alger American Small Capitalization--Class O Shares
American Century VP Inflation Protection--Class II
American Century VP International--Class II
American Century VP Value--Class II
Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth-Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class
Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

Neuberger Berman AMT Mid-Cap Growth--Class I
PIMCO Global Bond--Administrative Class Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Debt--Class I
Van Kampen UIF Emerging Markets Equity--Class I
Van Kampen UIF U.S. Real Estate--Class I

Not all investment divisions are available under all policies.

(1) Formerly MainStay VP Growth

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Division: PIMCO Low Duration - Administrative Class Shares.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider and SVUL policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the Separate Account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2006, the investments of VUL Separate Account-I are as follows:


                                                            MAINSTAY VP                         MAINSTAY VP
                                          MAINSTAY VP          BASIC          MAINSTAY VP         CAPITAL
                                          BALANCED--          VALUE--           BOND--        APPRECIATION--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................        1,116               791             2,066             9,755
Identified cost.......................     $ 11,480          $  8,112          $ 28,015          $210,543


                                          MAINSTAY VP
                                          HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           CORPORATE         INCOME &        INTERNATIONAL       LARGE CAP
                                            BOND--           GROWTH--          EQUITY--          GROWTH--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................        9,456               694             2,725             1,549
Identified cost.......................     $ 86,912          $  7,194          $ 35,637          $ 16,905

  Investment activity for the six months ended June 30, 2006, was as follows:


                                                            MAINSTAY VP                         MAINSTAY VP
                                          MAINSTAY VP          BASIC          MAINSTAY VP         CAPITAL
                                          BALANCED--          VALUE--           BOND--        APPRECIATION--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $  2,433          $    950          $  1,487          $  2,135
Proceeds from sales...................          394             1,788             1,877             9,806


                                          MAINSTAY VP
                                          HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           CORPORATE         INCOME &        INTERNATIONAL       LARGE CAP
                                            BOND--           GROWTH--          EQUITY--          GROWTH--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $  3,400          $    580          $  5,166          $  1,717
Proceeds from sales...................        4,525               381             1,330             1,334

Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                      MAINSTAY VP      MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
     MAINSTAY VP         COMMON        CONSERVATIVE     MAINSTAY VP        FLOATING       MAINSTAY VP         GROWTH
         CASH           STOCK--        ALLOCATION--    CONVERTIBLE--        RATE--        GOVERNMENT--     ALLOCATION--
      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
         37,106            4,683               68            2,896            2,833            1,880              321
       $ 37,106         $102,028         $    678         $ 30,193         $ 28,075         $ 20,624         $  3,264


                                                                         MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP        MODERATE       MAINSTAY VP      MAINSTAY VP
       MID CAP          MID CAP          MID CAP          MODERATE          GROWTH          S&P 500         SMALL CAP
        CORE--          GROWTH--         VALUE--        ALLOCATION--     ALLOCATION--       INDEX--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
          1,862            2,643            2,927              218              346            9,706            1,831
       $ 24,050         $ 29,475         $ 32,855         $  2,193         $  3,511         $215,080         $ 18,390


                      MAINSTAY VP      MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP
     MAINSTAY VP         COMMON        CONSERVATIVE     MAINSTAY VP        FLOATING       MAINSTAY VP         GROWTH
         CASH           STOCK--        ALLOCATION--    CONVERTIBLE--        RATE--        GOVERNMENT--     ALLOCATION--
      MANAGEMENT     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
       $ 14,238         $  1,942         $    681         $  1,294         $  3,698         $  1,170         $  3,299
         11,025            3,980                3            1,368              557            1,470               36


                                                                         MAINSTAY VP
     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP        MODERATE       MAINSTAY VP      MAINSTAY VP
       MID CAP          MID CAP          MID CAP          MODERATE          GROWTH          S&P 500         SMALL CAP
        CORE--          GROWTH--         VALUE--        ALLOCATION--     ALLOCATION--       INDEX--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
       $  3,874         $  5,736         $  3,472         $  2,243         $  3,551         $  7,109         $  2,078
            864            1,385            1,249               50               40           11,086            1,439

--------------------------------------------------------------------------------

                                                                                 ALGER             ALGER
                                          MAINSTAY VP                          AMERICAN           AMERICAN
                                             TOTAL          MAINSTAY VP        LEVERAGED           SMALL
                                           RETURN--           VALUE--          ALL CAP--      CAPITALIZATION--
                                         INITIAL CLASS     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES
                                        ----------------------------------------------------------------------
Number of shares......................        3,420             3,976                 2              1,662
Identified cost.......................     $ 60,285          $ 60,261          $     71           $ 28,629


                                          FIDELITY(R)                                           FIDELITY(R)
                                              VIP           FIDELITY(R)       FIDELITY(R)           VIP
                                            EQUITY-             VIP               VIP           INVESTMENT
                                           INCOME--          GROWTH--         INDEX 500--      GRADE BOND--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Number of shares......................        2,360                10                10                18
Identified cost.......................     $ 53,946          $    340          $  1,398          $    221

                                                                                 ALGER             ALGER
                                          MAINSTAY VP                          AMERICAN           AMERICAN
                                             TOTAL          MAINSTAY VP        LEVERAGED           SMALL
                                           RETURN--           VALUE--          ALL CAP--      CAPITALIZATION--
                                         INITIAL CLASS     INITIAL CLASS    CLASS O SHARES     CLASS O SHARES
                                        ----------------------------------------------------------------------
Purchases.............................     $  1,577          $  1,966          $      4           $  3,807
Proceeds from sales...................        2,668             4,153                 3              3,548


                                          FIDELITY(R)                                           FIDELITY(R)
                                              VIP           FIDELITY(R)       FIDELITY(R)           VIP
                                            EQUITY-             VIP               VIP           INVESTMENT
                                           INCOME--          GROWTH--         INDEX 500--      GRADE BOND--
                                         INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                        ---------------------------------------------------------------------
Purchases.............................     $  7,114          $     11          $     52          $     26
Proceeds from sales...................        2,139                 4                51                 3

Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

       AMERICAN
      CENTURY VP        AMERICAN          AMERICAN                         DREYFUS IP      DREYFUS VIF       FIDELITY(R)
      INFLATION        CENTURY VP        CENTURY VP        CALVERT         TECHNOLOGY       DEVELOPING           VIP
      PROTECTION     INTERNATIONAL--      VALUE--           SOCIAL          GROWTH--        LEADERS--      CONTRAFUND(R)--
       CLASS II         CLASS II          CLASS II         BALANCED      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
              2               29                56            2,300              953                8            5,303
       $     23         $    240          $    452         $  4,092         $  7,959         $    353         $125,260

                                                        JANUS ASPEN      JANUS ASPEN
                                       JANUS ASPEN         SERIES           SERIES           MFS(R)           MFS(R)
     FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP         WORLDWIDE        INVESTORS           NEW
         VIP              VIP           BALANCED--        GROWTH--         GROWTH--          TRUST          DISCOVERY
      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL       SERIES--         SERIES--
    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES           SHARES       INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
             62               68            4,356                6            3,630                3                5
       $  2,074         $  1,165         $101,975         $    132         $114,570         $     53         $     59

       AMERICAN
      CENTURY VP        AMERICAN          AMERICAN                         DREYFUS IP      DREYFUS VIF       FIDELITY(R)
      INFLATION        CENTURY VP        CENTURY VP        CALVERT         TECHNOLOGY       DEVELOPING           VIP
     PROTECTION--    INTERNATIONAL--      VALUE--           SOCIAL          GROWTH--        LEADERS--      CONTRAFUND(R)--
       CLASS II         CLASS II          CLASS II         BALANCED      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
       $     16         $    137          $    166         $    300         $  1,146         $     41         $ 10,713
             --                3                 7              302              704                5            4,609

                                                        JANUS ASPEN      JANUS ASPEN
                                       JANUS ASPEN         SERIES           SERIES           MFS(R)           MFS(R)
     FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP         WORLDWIDE        INVESTORS           NEW
         VIP              VIP           BALANCED--        GROWTH--         GROWTH--          TRUST          DISCOVERY
      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL       SERIES--         SERIES--
    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES           SHARES       INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
       $    653         $     60         $  3,831         $     32         $  3,183         $     --         $      2
          1,303               12            3,914                2            4,330                1                1

--------------------------------------------------------------------------------

                                                                               NEUBERGER           PIMCO
                                            MFS(R)            MFS(R)          BERMAN AMT          GLOBAL
                                           RESEARCH          UTILITIES          MID-CAP           BOND--
                                           SERIES--          SERIES--          GROWTH--       ADMINISTRATIVE
                                         INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES
                                        ---------------------------------------------------------------------
Number of shares......................           --                 5                 4                --
Identified cost.......................     $     --          $    113          $     68          $      1

                                                                VAN               VAN
                                                              KAMPEN            KAMPEN              VAN
                                                           UIF EMERGING      UIF EMERGING         KAMPEN
                                            VAN ECK           MARKETS           MARKETS          UIF U.S.
                                           WORLDWIDE          DEBT--           EQUITY--        REAL ESTATE--
                                          HARD ASSETS         CLASS I           CLASS I           CLASS I
                                        ---------------------------------------------------------------------
Number of shares......................          302                 6             2,722                 3
Identified cost.......................     $  8,908          $     50          $ 27,445          $     78

                                                                               NEUBERGER           PIMCO
                                            MFS(R)            MFS(R)          BERMAN AMT          GLOBAL
                                           RESEARCH          UTILITIES          MID-CAP           BOND--
                                           SERIES--          SERIES--          GROWTH--       ADMINISTRATIVE
                                         INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES
                                        ---------------------------------------------------------------------
Purchases.............................     $     --          $     66          $     15          $      1
Proceeds from sales...................           --                 3                 2                --

                                                                VAN               VAN
                                                              KAMPEN            KAMPEN              VAN
                                                           UIF EMERGING      UIF EMERGING         KAMPEN
                                            VAN ECK           MARKETS           MARKETS          UIF U.S.
                                           WORLDWIDE          DEBT--           EQUITY--        REAL ESTATE--
                                          HARD ASSETS         CLASS I           CLASS I           CLASS I
                                        ---------------------------------------------------------------------
Purchases.............................     $  8,586          $     21          $  7,674          $     37
Proceeds from sales...................          948                 1             3,574                 2

Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                T. ROWE           T. ROWE
         PIMCO             PIMCO                                                 PRICE             PRICE            VAN ECK
     REAL RETURN--    TOTAL RETURN--         ROYCE             ROYCE            EQUITY         LIMITED-TERM        WORLDWIDE
    ADMINISTRATIVE    ADMINISTRATIVE       MICRO-CAP         SMALL-CAP          INCOME             BOND            ABSOLUTE
     CLASS SHARES      CLASS SHARES        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO          RETURN
    ---------------------------------------------------------------------------------------------------------------------------
             --                --               276               175             2,328                36                 2
       $      1          $      4          $  3,852          $  1,803          $ 47,577          $    180          $     22




                                                                                T. ROWE           T. ROWE
         PIMCO             PIMCO                                                 PRICE             PRICE            VAN ECK
     REAL RETURN--    TOTAL RETURN--         ROYCE             ROYCE            EQUITY         LIMITED-TERM        WORLDWIDE
    ADMINISTRATIVE    ADMINISTRATIVE       MICRO-CAP         SMALL-CAP          INCOME             BOND            ABSOLUTE
     CLASS SHARES      CLASS SHARES        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO          RETURN
    ---------------------------------------------------------------------------------------------------------------------------
       $     --          $     --          $  3,626          $  1,526          $  4,656          $     22          $     22
              1                 1                87                64             2,365                 1                --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

      processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL:

                                                                MONTHLY               MONTHLY
                                                            CONTRACT CHARGE       CONTRACT CHARGE
           POLICY                                            POLICY YEAR 1    SUBSEQUENT POLICY YEARS
           ------                                           ---------------   -----------------------
           VUL............................................       $N/A                   $ 7
           SVUL...........................................         60                    10
           VUL 2000.......................................         30                    10
           VUL Provider...................................         30                    10
           Pinnacle VUL*..................................        100                    25
           Pinnacle SVUL*.................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

    from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2006, and the year ended December 31, 2005 were as follow:


                                           MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
                                            BALANCED--       BASIC VALUE--        BOND--
                                          INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
                                         ----------------   ---------------   ---------------
                                          2006    2005(A)    2006     2005     2006     2005
                                         ----------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      72      727         9       37       40       95
Units redeemed.........................     (12)      (9)      (22)     (13)     (76)    (131)
                                         ------   ------    ------   ------   ------   ------
  Net increase (decrease)..............      60      718       (13)      24      (36)     (36)
                                         ======   ======    ======   ======   ======   ======
GROUP 2 POLICIES
Units issued...........................      47      107        34       86       51      121
Units redeemed.........................      (6)      (4)      (94)     (63)     (52)     (97)
                                         ------   ------    ------   ------   ------   ------
  Net increase (decrease)..............      41      103       (60)      23       (1)      24
                                         ======   ======    ======   ======   ======   ======
GROUP 3 POLICIES
Units issued...........................      --       --        --        1        3        4
Units redeemed.........................      --       --        (1)      --       (3)     (17)
                                         ------   ------    ------   ------   ------   ------
  Net increase (decrease)..............      --       --        (1)       1       --      (13)
                                         ======   ======    ======   ======   ======   ======
GROUP 4 POLICIES
Units issued...........................     100      102        23       59       60      135
Units redeemed.........................     (11)      (5)      (17)     (19)     (28)     (48)
                                         ------   ------    ------   ------   ------   ------
  Net increase (decrease)..............      89       97         6       40       32       87
                                         ======   ======    ======   ======   ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

      MAINSTAY VP                                          MAINSTAY VP
        CAPITAL                           MAINSTAY VP     CONSERVATIVE    MAINSTAY VP
    APPRECIATION--      MAINSTAY VP     COMMON STOCK--    ALLOCATION--    CONVERTIBLE--
     INITIAL CLASS    CASH MANAGEMENT    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS
    ---------------   ---------------   ---------------   -------------   ------
     2006     2005     2006     2005     2006     2005       2006(D)       2006
    ----------------------------------------------------------------------------
       580    1,392      531    3,772      135      317          53           29
      (882)  (2,143)  (1,773)  (5,173)    (199)    (466)         --          (29)
    ------   ------   ------   ------   ------   ------      ------       ------
      (302)    (751)  (1,242)  (1,401)     (64)    (149)         53           --
    ======   ======   ======   ======   ======   ======      ======       ======
       625    1,520    1,113    2,435      223      549           7           92
      (743)  (1,537)  (1,197)  (3,180)    (256)    (577)         --         (113)
    ------   ------   ------   ------   ------   ------      ------       ------
      (118)     (17)     (84)    (745)     (33)     (28)          7          (21)
    ======   ======   ======   ======   ======   ======      ======       ======
         2        4    5,124    2,298        2        9          --            2
        (9)      (2)    (385)  (1,465)      (1)      (2)         --           (3)
    ------   ------   ------   ------   ------   ------      ------       ------
        (7)       2    4,739      833        1        7          --           (1)
    ======   ======   ======   ======   ======   ======      ======       ======
        98      205    1,906    6,510       70      135           8           66
       (47)    (104)  (2,602)  (4,657)     (26)     (65)         --          (42)
    ------   ------   ------   ------   ------   ------      ------       ------
        51      101     (696)   1,853       44       70           8           24
    ======   ======   ======   ======   ======   ======      ======       ======


   MAINSTAY VP
   CONVERTIBLE--
   INITIAL CLASS
     ------
      2005
     ------
         69
       (118)
     ------
        (49)
     ======
        220
       (212)
     ------
          8
     ======
          3
         (2)
     ------
          1
     ======
        149
        (59)
     ------
         90
     ======

--------------------------------------------------------------------------------

                                                                               MAINSTAY VP
                                           MAINSTAY VP        MAINSTAY VP        GROWTH
                                         FLOATING RATE--     GOVERNMENT--     ALLOCATION--
                                          INITIAL CLASS      INITIAL CLASS    INITIAL CLASS
                                         ----------------   ---------------   -------------
                                          2006    2005(A)    2006     2005       2006(D)
                                         --------------------------------------------------
GROUP 1 POLICIES
Units issued...........................     112    2,371        32       64         151
Units redeemed.........................      (8)      (1)      (46)    (119)         (2)
                                         ------   ------    ------   ------      ------
  Net increase (decrease)..............     104    2,370       (14)     (55)        149
                                         ======   ======    ======   ======      ======
GROUP 2 POLICIES
Units issued...........................      51       58        36       84          93
Units redeemed.........................      (1)      (1)      (56)     (76)         (1)
                                         ------   ------    ------   ------      ------
  Net increase (decrease)..............      50       57       (20)       8          92
                                         ======   ======    ======   ======      ======
GROUP 3 POLICIES
Units issued...........................      --       --         2        3          --
Units redeemed.........................      --       --        (2)      (1)         --
                                         ------   ------    ------   ------      ------
  Net increase (decrease)..............      --       --        --        2          --
                                         ======   ======    ======   ======      ======
GROUP 4 POLICIES
Units issued...........................      91       35        38       90          86
Units redeemed.........................      (6)      (2)      (15)     (48)         (2)
                                         ------   ------    ------   ------      ------
  Net increase (decrease)..............      85       33        23       42          84
                                         ======   ======    ======   ======      ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


       MAINSTAY VP                            MAINSTAY VP       MAINSTAY VP
       HIGH YIELD          MAINSTAY VP       INTERNATIONAL       LARGE CAP
    CORPORATE BOND--    INCOME & GROWTH--      EQUITY--          GROWTH--
      INITIAL CLASS       INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    -----------------   -----------------   ---------------   ---------------
     2006      2005      2006      2005      2006     2005     2006     2005
    -------------------------------------------------------------------------
       103       223        11        38       100      341       54       75
      (168)     (369)       (5)      (33)      (50)    (104)     (21)    (138)
    ------    ------    ------    ------    ------   ------   ------   ------
       (65)     (146)        6         5        50      237       33      (63)
    ======    ======    ======    ======    ======   ======   ======   ======

       105       259        32        74       108      347      117      284
      (158)     (224)      (37)      (58)      (46)     (57)    (145)    (311)
    ------    ------    ------    ------    ------   ------   ------   ------
       (53)       35        (5)       16        62      290      (28)     (27)
    ======    ======    ======    ======    ======   ======   ======   ======

         5         5        --        --        --       --        1        3
        (4)       (5)       --        (1)       --       --       (6)      --
    ------    ------    ------    ------    ------   ------   ------   ------
         1        --        --        (1)       --       --       (5)       3
    ======    ======    ======    ======    ======   ======   ======   ======

       194       445        28        59       154      251       63       74
       (93)     (122)      (11)      (13)      (31)     (53)     (15)     (38)
    ------    ------    ------    ------    ------   ------   ------   ------
       101       323        17        46       123      198       48       36
    ======    ======    ======    ======    ======   ======   ======   ======

--------------------------------------------------------------------------------

                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             MID CAP           MID CAP           MID CAP
                                             CORE--           GROWTH--           VALUE--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         ---------------   ---------------   ---------------
                                          2006     2005     2006     2005     2006     2005
                                         ---------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      94      321      106      390       71      427
Units redeemed.........................     (34)    (599)     (48)    (585)     (44)    (611)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      60     (278)      58     (195)      27     (184)
                                         ======   ======   ======   ======   ======   ======
GROUP 2 POLICIES
Units issued...........................      64      225      136      297       89      284
Units redeemed.........................     (24)     (41)     (42)     (86)     (56)    (105)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      40      184       94      211       33      179
                                         ======   ======   ======   ======   ======   ======
GROUP 3 POLICIES
Units issued...........................      --       --       --       --       --       --
Units redeemed.........................      --       --       --       --       --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      --       --       --       --       --       --
                                         ======   ======   ======   ======   ======   ======
GROUP 4 POLICIES
Units issued...........................     113      225      185      356      163      340
Units redeemed.........................     (30)     (45)     (49)     (78)     (58)     (75)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      83      180      136      278      105      265
                                         ======   ======   ======   ======   ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                         MAINSTAY VP
      MAINSTAY VP          MODERATE            MAINSTAY VP             MAINSTAY VP
        MODERATE            GROWTH               S&P 500                SMALL CAP
      ALLOCATION--       ALLOCATION--            INDEX--                GROWTH--
     INITIAL CLASS      INITIAL CLASS         INITIAL CLASS           INITIAL CLASS
    ----------------   ----------------   ---------------------   ---------------------
        2006(D)            2006(D)          2006        2005        2006        2005
    -----------------------------------------------------------------------------------------------------------------------------
            101                146            282         682          31         111
             (1)                (2)          (415)       (889)        (28)       (549)
         ------             ------         ------      ------      ------      ------
            100                144           (133)       (207)          3        (438)
         ======             ======         ======      ======      ======      ======
             91                103            563       1,348          67         167
             (1)                (1)          (670)     (1,078)        (70)        (84)
         ------             ------         ------      ------      ------      ------
             90                102           (107)        270          (3)         83
         ======             ======         ======      ======      ======      ======
             --                 --             18          16          --          --
             --                 --             (3)        (37)         --          --
         ------             ------         ------      ------      ------      ------
             --                 --             15         (21)         --          --
         ======             ======         ======      ======      ======      ======
             31                105            402         838         110         249
             (1)                (2)          (256)       (230)        (62)        (64)
         ------             ------         ------      ------      ------      ------
             30                103            146         608          48         185
         ======             ======         ======      ======      ======      ======


          MAINSTAY VP             MAINSTAY VP
        TOTAL RETURN--              VALUE--
         INITIAL CLASS           INITIAL CLASS
     ---------------------   ---------------------
       2006        2005        2006        2005
   -----------------------------------------------------------------------------------------------------------------------------
         127         283         118         261
        (180)       (431)       (166)       (360)
      ------      ------      ------      ------
         (53)       (148)        (48)        (99)
      ======      ======      ======      ======
         117         259         107         253
        (117)       (237)       (141)       (230)
      ------      ------      ------      ------
          --          22         (34)         23
      ======      ======      ======      ======
           2           1          12          10
          --          (1)        (74)         (8)
      ------      ------      ------      ------
           2          --         (62)          2
      ======      ======      ======      ======
          40          90          81         172
         (20)        (37)        (46)        (68)
      ------      ------      ------      ------
          20          53          35         104
      ======      ======      ======      ======

--------------------------------------------------------------------------------

                                                                 ALGER            AMERICAN
                                         ALGER AMERICAN        AMERICAN          CENTURY VP
                                            LEVERAGED            SMALL            INFLATION
                                            ALL CAP--      CAPITALIZATION--     PROTECTION--
                                         CLASS O SHARES     CLASS O SHARES        CLASS II
                                         ---------------   -----------------   ---------------
                                          2006     2005     2006      2005      2006     2005
                                         -----------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      --       --      128       225        --       --
Units redeemed.........................      --       --      (96)     (229)       --       --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............      --       --       32        (4)       --       --
                                         ======   ======   ======    ======    ======   ======
GROUP 2 POLICIES
Units issued...........................      --       --      144       291        --       --
Units redeemed.........................      --       --     (133)     (224)       --       --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............      --       --       11        67        --       --
                                         ======   ======   ======    ======    ======   ======
GROUP 3 POLICIES
Units issued...........................      --       26       14        25         2        1
Units redeemed.........................      --      (26)     (81)      (26)       --       --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............      --       --      (67)       (1)        2        1
                                         ======   ======   ======    ======    ======   ======
GROUP 4 POLICIES
Units issued...........................      --       --       63        98        --       --
Units redeemed.........................      --       --      (15)      (34)       --       --
                                         ------   ------   ------    ------    ------   ------
  Net increase (decrease)..............      --       --       48        64        --       --
                                         ======   ======   ======    ======    ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


       AMERICAN          AMERICAN                           DREYFUS IP        DREYFUS VIF
      CENTURY VP        CENTURY VP          CALVERT         TECHNOLOGY        DEVELOPING
    INTERNATIONAL--       VALUE--           SOCIAL           GROWTH--          LEADERS--
       CLASS II          CLASS II          BALANCED       INITIAL SHARES    INITIAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2006     2005     2006     2005     2006     2005     2006     2005     2006     2005
    ---------------------------------------------------------------------------------------
        --       --       --       --        6       16       26       55       --       --
        --       --       --       --       (7)     (13)     (24)     (95)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       (1)       3        2      (40)      --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --       15       33       27       67       --       --
        --       --       --       --      (17)     (32)     (24)     (37)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       (2)       1        3       30       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

         7       27        8        1       --       --        6       43       --       26
        --      (23)      --      (49)      --       --       --      (44)      --      (24)
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
         7        4        8      (48)      --       --        6       (1)      --        2
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --       10       29       52      110       --       --
        --       --       --       --       (7)      (7)     (26)     (43)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --        3       22       26       67       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------

                                           FIDELITY(R)       FIDELITY(R)
                                               VIP               VIP           FIDELITY(R)
                                         CONTRAFUND(R)--   EQUITY-INCOME--    VIP GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         ---------------   ---------------   ---------------
                                          2006     2005     2006     2005     2006     2005
                                         ---------------------------------------------------
GROUP 1 POLICIES
Units issued...........................     207      611      100      216       --       --
Units redeemed.........................    (204)    (438)     (92)    (205)      --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............       3      173        8       11       --       --
                                         ======   ======   ======   ======   ======   ======
GROUP 2 POLICIES
Units issued...........................     285      852       89      233       --       --
Units redeemed.........................    (215)    (453)     (96)    (180)      --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............      70      399       (7)      53       --       --
                                         ======   ======   ======   ======   ======   ======
GROUP 3 POLICIES
Units issued...........................      14       99       10       13       --       50
Units redeemed.........................     (48)      (4)      (1)      (2)      --      (49)
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............     (34)      95        9       11       --        1
                                         ======   ======   ======   ======   ======   ======
GROUP 4 POLICIES
Units issued...........................     306      557      151      279       --       --
Units redeemed.........................     (85)    (120)     (71)     (70)      --       --
                                         ------   ------   ------   ------   ------   ------
  Net increase (decrease)..............     221      437       80      209       --       --
                                         ======   ======   ======   ======   ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      FIDELITY(R)     FIDELITY(R) VIP                       FIDELITY(R)          JANUS ASPEN
          VIP           INVESTMENT        FIDELITY(R)           VIP                SERIES
      INDEX 500--      GRADE BOND--      VIP MID CAP--      OVERSEAS--           BALANCED--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------------
     2006     2005     2006     2005     2006     2005     2006     2005      2006        2005
    ---------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --       115         266
        --       --       --       --       --       --       --       --      (150)       (391)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       (35)       (125)
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

        --       --       --       --       --       --       --       --       342         804
        --       --       --       --       --       --       --       --      (427)       (832)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       (85)        (28)
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

         2       50        1       15       11       49        3       49         2           5
        (5)      (2)      --       --      (67)      (5)      (1)      (1)       (1)         (3)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        (3)      48        1       15      (56)      44        2       48         1           2
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

        --       --       --       --       --       --       --       --       142         310
        --       --       --       --       --       --       --       --       (73)       (125)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --        69         185
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

--------------------------------------------------------------------------------

                                              JANUS ASPEN             JANUS ASPEN
                                                SERIES                  SERIES               MFS(R)
                                                MID CAP                WORLDWIDE            INVESTORS
                                               GROWTH--                GROWTH--          TRUST SERIES--
                                         INSTITUTIONAL SHARES    INSTITUTIONAL SHARES     INITIAL CLASS
                                         ---------------------   ---------------------   ---------------
                                           2006        2005        2006        2005       2006     2005
                                         ---------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --          --         196         513         --       --
Units redeemed.........................       --          --        (278)       (789)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............       --          --         (82)       (276)        --       --
                                          ======      ======      ======      ======     ======   ======
GROUP 2 POLICIES
Units issued...........................       --          --         434       1,054         --       --
Units redeemed.........................       --          --        (531)     (1,118)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............       --          --         (97)        (64)        --       --
                                          ======      ======      ======      ======     ======   ======
GROUP 3 POLICIES
Units issued...........................        2          --          --           3         --       --
Units redeemed.........................       --          --          (6)         (2)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............        2          --          (6)          1         --       --
                                          ======      ======      ======      ======     ======   ======
GROUP 4 POLICIES
Units issued...........................       --          --          75         175         --       --
Units redeemed.........................       --          --         (40)        (79)        --       --
                                          ------      ------      ------      ------     ------   ------
  Net increase (decrease)..............       --          --          35          96         --       --
                                          ======      ======      ======      ======     ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                             NEUBERGER          PIMCO
        MFS(R)            MFS(R)            MFS(R)          BERMAN AMT          GLOBAL            PIMCO
     NEW DISCOVERY       RESEARCH          UTILITIES          MID-CAP           BOND--        REAL RETURN--
       SERIES--          SERIES--          SERIES--          GROWTH--       ADMINISTRATIVE    ADMINISTRATIVE
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES      CLASS SHARES
    ---------------   ---------------   ---------------   ---------------   --------------   ----------------
     2006     2005     2006     2005     2006     2005     2006     2005       2006(e)        2006    2005(b)
    ---------------------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --           --           --       --
        --       --       --       --       --       --       --       --           --           --       --
    ------   ------   ------   ------   ------   ------   ------   ------       ------       ------   ------
        --       --       --       --       --       --       --       --           --           --       --
    ======   ======   ======   ======   ======   ======   ======   ======       ======       ======   ======

        --       --       --       --       --       --       --       --           --           --       --
        --       --       --       --       --       --       --       --           --           --       --
    ------   ------   ------   ------   ------   ------   ------   ------       ------       ------   ------
        --       --       --       --       --       --       --       --           --           --       --
    ======   ======   ======   ======   ======   ======   ======   ======       ======       ======   ======

        --       --       --       --        3        2        1       --           --           --       --
        --       --       --       --       --       --       --       (2)          --           --       --
    ------   ------   ------   ------   ------   ------   ------   ------       ------       ------   ------
        --       --       --       --        3        2        1       (2)          --           --       --
    ======   ======   ======   ======   ======   ======   ======   ======       ======       ======   ======

        --       --       --       --       --       --       --       --           --           --       --
        --       --       --       --       --       --       --       --           --           --       --
    ------   ------   ------   ------   ------   ------   ------   ------       ------       ------   ------
        --       --       --       --       --       --       --       --           --           --       --
    ======   ======   ======   ======   ======   ======   ======   ======       ======       ======   ======

--------------------------------------------------------------------------------

                                   PIMCO
                               TOTAL RETURN--                                           T. ROWE PRICE
                               ADMINISTRATIVE    ROYCE MICRO-CAP    ROYCE SMALL-CAP     EQUITY INCOME
                                CLASS SHARES        PORTFOLIO          PORTFOLIO          PORTFOLIO
                              ----------------   ----------------   ----------------   ---------------
                               2006    2005(B)    2006    2005(C)    2006    2005(C)    2006     2005
                              ------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued................      --       --        81       10        38       12        59      444
Units redeemed..............      --       --        (2)      --        (2)      --       (73)    (109)
                              ------   ------    ------   ------    ------   ------    ------   ------
  Net increase (decrease)...      --       --        79       10        36       12       (14)     335
                              ======   ======    ======   ======    ======   ======    ======   ======
GROUP 2 POLICIES
Units issued................      --       --        88        9        66        7       134      420
Units redeemed..............      --       --        (3)      --        (2)      --      (127)    (188)
                              ------   ------    ------   ------    ------   ------    ------   ------
  Net increase (decrease)...      --       --        85        9        64        7         7      232
                              ======   ======    ======   ======    ======   ======    ======   ======
GROUP 3 POLICIES
Units issued................      --       --        --       --        --       --         5       16
Units redeemed..............      --       --        --       --        --       --        (8)      (6)
                              ------   ------    ------   ------    ------   ------    ------   ------
  Net increase (decrease)...      --       --        --       --        --       --        (3)      10
                              ======   ======    ======   ======    ======   ======    ======   ======
GROUP 4 POLICIES
Units issued................      --       --       149       11        36       15       204      421
Units redeemed..............      --       --        (3)      --        (2)      --       (61)     (91)
                              ------   ------    ------   ------    ------   ------    ------   ------
  Net increase (decrease)...      --       --       146       11        34       15       143      330
                              ======   ======    ======   ======    ======   ======    ======   ======

Not all investment divisions are available under all policies.

(a) For the period May 1, 2005 (Commencement of Operations) through December 31, 2005.

(b) For the period May 16, 2005 (Commencement of Operations) through December 31, 2005.

(c) For the period November 11, 2005 (Commencement of Operations) through December 31, 2005.

(d) For the period February 13, 2006 (Commencement of Operations) through June 30, 2006.

(e) For the period March 23, 2006 (Commencement of Operations) through June 30, 2006.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                            VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
     T. ROWE PRICE        VAN ECK                          UIF EMERGING      UIF EMERGING        UIF U.S.
     LIMITED-TERM        WORLDWIDE          VAN ECK           MARKETS           MARKETS            REAL
         BOND            ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--          ESTATE--
       PORTFOLIO          RETURN          HARD ASSETS         CLASS I           CLASS I           CLASS I
    ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     2006     2005     2006     2005     2006     2005     2006     2005     2006     2005     2006     2005
    ---------------------------------------------------------------------------------------------------------
        --       --       --       --      209       39       --       --      108      253       --       --
        --       --       --       --      (13)      --       --       --      (52)    (154)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --      196       39       --       --       56       99       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --      174       14       --       --      154      184       --       --
        --       --       --       --       (4)      --       --       --      (48)     (89)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --      170       14       --       --      106       95       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

         2       --        2       --       13       24        2       --       16        1        2        1
        --       (1)      --       --       --       (1)      --       --       --       (1)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
         2       (1)       2       --       13       23        2       --       16       --        2        1
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

        --       --       --       --      213       12       --       --       76      174       --       --
        --       --       --       --       (8)      --       --       --      (58)     (28)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --      205       12       --       --       18      146       --       --
    ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======   ======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2006 and December 31, 2005, 2004, 2003, 2002, and 2001:

                                                      MAINSTAY VP
                                                      BALANCED--                 MAINSTAY VP
                                                     INITIAL CLASS        BASIC VALUE--INITIAL CLASS
                                                  -------------------   ------------------------------
                                                    2006       2005       2006       2005       2004
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $  8,407   $  7,562   $  2,109   $  2,171   $  1,805
Units Outstanding...............................       778        718        182        195        171
Variable Accumulation Unit Value................  $  10.80   $  10.53   $  11.59   $  11.07   $  10.57
Total Return....................................      2.6%       5.3%       4.7%       4.7%      10.6%
Investment Income Ratio.........................        --       1.4%         --       1.0%       1.1%


GROUP 2 POLICIES(b)
Net Assets......................................  $  1,562   $  1,092   $  5,425   $  5,881   $  5,346
Units Outstanding...............................       144        103        437        497        474
Variable Accumulation Unit Value................  $  10.83   $  10.55   $  12.40   $  11.83   $  11.28
Total Return....................................      2.7%       5.5%       4.8%       4.9%      10.8%
Investment Income Ratio.........................        --       2.4%         --       1.0%       1.1%


GROUP 3 POLICIES
Net Assets......................................  $     --   $     --   $    136   $    132   $    118
Units Outstanding...............................        --         --         10         11         10
Variable Accumulation Unit Value................  $     --   $     --   $  13.03   $  12.40   $  11.76
Total Return....................................        --         --       5.0%       5.4%      11.4%
Investment Income Ratio.........................        --         --         --       0.9%       1.0%


GROUP 4 POLICIES
Net Assets......................................  $  2,035   $  1,040   $  1,964   $  1,796   $  1,234
Units Outstanding...............................       186         97        150        144        104
Variable Accumulation Unit Value................  $  10.90   $  10.58   $  13.12   $  12.49   $  11.85
Total Return....................................      2.9%       5.8%       5.1%       5.4%      11.4%
Investment Income Ratio.........................        --       2.4%         --       1.0%       1.4%


                                                           MAINSTAY VP
                                                    BASIC VALUE--INITIAL CLASS
                                                  ------------------------------
                                                    2003       2002       2001
                                                  ------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $  1,238   $    725   $    691
Units Outstanding...............................       130         96         70
Variable Accumulation Unit Value................  $   9.56   $   7.52   $   9.82
Total Return....................................     27.1%     (23.4%)     (5.2%)
Investment Income Ratio.........................      0.9%       0.7%       1.2%

GROUP 2 POLICIES(b)
Net Assets......................................  $  4,035   $  2,364   $  2,001
Units Outstanding...............................       396        296        192
Variable Accumulation Unit Value................  $  10.18   $   8.00   $  10.42
Total Return....................................     27.3%     (23.2%)     (4.9%)
Investment Income Ratio.........................      1.0%       0.7%       1.1%

GROUP 3 POLICIES
Net Assets......................................  $     63   $     10   $     --
Units Outstanding...............................         6          1         --
Variable Accumulation Unit Value................  $  10.56   $   8.26   $     --
Total Return....................................     27.9%     (17.4%)        --
Investment Income Ratio.........................      1.3%       0.7%         --

GROUP 4 POLICIES
Net Assets......................................  $    407   $     74   $     --
Units Outstanding...............................        38          9         --
Variable Accumulation Unit Value................  $  10.64   $   8.31   $     --
Total Return....................................     27.9%     (16.9%)        --
Investment Income Ratio.........................      1.4%       1.8%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MAINSTAY VP
                          BOND--INITIAL CLASS
    ---------------------------------------------------------------
      2006       2005       2004       2003       2002       2001
    ---------------------------------------------------------------
    $ 12,308   $ 13,134   $ 13,637   $ 14,432   $ 13,958   $ 12,184
         650        686        722        790        793        753
    $  18.95   $  19.15   $  18.88   $  18.26   $  17.59   $  16.18
       (1.1%)      1.5%       3.4%       3.8%       8.7%       8.5%
          --       3.2%       3.4%       4.1%       4.6%       5.4%

    $ 10,069   $ 10,207   $  9,680   $  8,491   $  6,999   $  3,868
         717        718        694        630        540        325
    $  14.05   $  14.19   $  13.96   $  13.48   $  12.96   $  11.89
       (1.0%)      1.7%       3.6%       4.0%       9.0%       8.7%
          --       3.3%       3.8%       4.3%       5.7%       9.6%

    $    380   $    379   $    528   $    292   $     55   $      7
          31         31         44         25          5          1
    $  12.13   $  12.21   $  11.95   $  11.48   $  10.99   $  10.04
       (0.7%)      2.2%       4.1%       4.5%       9.5%       0.4%
          --       3.1%       4.4%       5.2%       6.3%      53.8%

    $  4,191   $  3,851   $  2,747   $  1,614   $    552   $     --
         355        323        236        144         52         --
    $  11.82   $  11.91   $  11.66   $  11.20   $  10.72   $     --
       (0.7%)      2.2%       4.1%       4.5%       7.2%         --
          --       3.6%       4.4%       5.4%      16.2%         --


                               MAINSTAY VP
                   CAPITAL APPRECIATION--INITIAL CLASS
     ---------------------------------------------------------------
       2006       2005       2004       2003       2002       2001
     ---------------------------------------------------------------
     $163,531   $171,702   $174,254   $171,100   $131,204   $185,293
        7,836      8,138      8,889      9,027      8,730      8,468
     $  20.87   $  21.11   $  19.60   $  18.95   $  15.03   $  21.88
        (1.1%)      7.7%       3.4%      26.1%     (31.4%)    (23.8%)
           --         --       0.3%       0.2%       0.1%       0.1%
     $ 55,715   $ 57,246   $ 53,193   $ 46,871   $ 30,458   $ 29,631
        7,041      7,159      7,176      6,553      5,381      3,603
     $   7.92   $   8.00   $   7.41   $   7.15   $   5.66   $   8.22
        (1.0%)      7.9%       3.6%      26.4%     (31.2%)    (23.6%)
           --         --       0.3%       0.2%       0.1%       0.1%
     $    208   $    287   $    249   $    171   $     89   $     72
           21         28         26         19         13          7
     $  10.14   $  10.21   $   9.42   $   9.05   $   7.12   $  10.30
        (0.8%)      8.4%       4.2%      27.0%     (30.9%)      3.0%
           --         --       0.3%       0.3%       0.1%       0.3%
     $  5,849   $  5,305   $  3,823   $  1,868   $    443   $     --
          514        463        362        184         55         --
     $  11.37   $  11.46   $  10.57   $  10.15   $   7.99   $     --
        (0.8%)      8.4%       4.2%      27.0%     (20.1%)        --
           --         --       0.3%       0.3%       0.3%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                             CASH MANAGEMENT
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 11,788   $ 13,394   $ 15,071   $ 16,841   $ 25,473   $ 46,014
Units Outstanding..................................     8,083      9,325     10,726     12,004     18,149     32,996
Variable Accumulation Unit Value...................  $   1.46   $   1.44   $   1.41   $   1.40   $   1.40   $   1.39
Total Return.......................................      1.8%       2.2%       0.1%         --       0.6%       3.0%
Investment Income Ratio............................      4.2%       2.8%       0.8%       0.7%       1.4%       3.7%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 11,047   $ 10,937   $ 11,507   $ 13,640   $ 13,871   $ 12,365
Units Outstanding..................................     9,494      9,578     10,323     12,279     12,508     11,244
Variable Accumulation Unit Value...................  $   1.16   $   1.14   $   1.11   $   1.11   $   1.11   $   1.10
Total Return.......................................      1.9%       2.4%       0.3%       0.2%       0.8%       3.8%
Investment Income Ratio............................      4.2%       2.9%       0.8%       0.7%       1.3%       3.4%

GROUP 3 POLICIES
Net Assets.........................................  $  8,471   $  3,214   $  2,255   $  1,680   $  3,050   $    523
Units Outstanding..................................     7,738      2,999      2,166      1,627      2,974        517
Variable Accumulation Unit Value...................  $   1.09   $   1.07   $   1.04   $   1.03   $   1.03   $   1.01
Total Return.......................................      2.1%       3.0%       0.8%       0.7%       2.0%       1.0%
Investment Income Ratio............................      2.0%       2.9%       0.8%       0.7%       1.2%       2.1%

GROUP 4 POLICIES
Net Assets.........................................  $  5,709   $  6,478   $  4,412   $  2,431   $  1,472   $     --
Units Outstanding..................................     5,474      6,170      4,317      2,399      1,462         --
Variable Accumulation Unit Value...................  $   1.07   $   1.05   $   1.02   $   1.01   $   1.01   $     --
Total Return.......................................      2.1%       3.0%       0.8%       0.7%       1.0%         --
Investment Income Ratio............................      2.1%       3.0%       0.9%       0.6%       1.0%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                       MAINSTAY VP
                                                                      CONSERVATIVE
                              MAINSTAY VP                             ALLOCATION--
                      COMMON STOCK--INITIAL CLASS                     INITIAL CLASS
    ---------------------------------------------------------------   -------------
      2006       2005       2004       2003       2002       2001         2006
    -------------------------------------------------------------------------------
    $ 65,155   $ 65,300   $ 65,117   $ 60,036   $ 46,902   $ 60,962     $    532
       2,200      2,264      2,413      2,450      2,402      2,348           53
    $  29.62   $  28.86   $  26.99   $  24.50   $  19.53   $  25.96     $  10.00
        2.7%       6.9%      10.1%      25.5%     (24.8%)    (17.7%)        0.0%
          --       1.0%       1.4%       1.1%       0.9%       0.7%           --

    $ 33,317   $ 32,781   $ 30,884   $ 25,743   $ 17,351   $ 15,533     $     65
       2,977      3,010      3,038      2,794      2,368      1,598            7
    $  11.19   $  10.89   $  10.16   $   9.21   $   7.33   $   9.72     $   9.90
        2.8%       7.1%      10.3%      25.7%     (24.6%)    (17.5%)       (1.0%)
          --       1.0%       1.5%       1.2%       1.1%       1.0%           --

    $    461   $    437   $    342   $    181   $    135   $    178     $     --
          41         40         33         20         18         18           --
    $  11.37   $  11.03   $  10.25   $   9.24   $   7.31   $   9.65     $     --
        3.0%       7.7%      10.9%      26.4%     (24.2%)     (3.5%)          --
          --       1.1%       1.8%       1.5%       0.9%       1.8%           --

    $  5,182   $  4,474   $  3,337   $  1,665   $    429   $     --     $     80
         399        355        285        158         51         --            8
    $  13.00   $  12.62   $  11.72   $  10.57   $   8.36   $     --     $   9.92
        3.0%       7.7%      10.9%      26.4%     (16.4%)        --        (0.8%)
          --       1.1%       1.8%       1.5%       3.2%         --           --


                               MAINSTAY VP
                       CONVERTIBLE--INITIAL CLASS
     ---------------------------------------------------------------
       2006       2005       2004       2003       2002       2001
     ---------------------------------------------------------------
     $ 11,108   $ 10,737   $ 11,056   $  9,403   $  7,003   $  6,864
          548        548        597        535        484        434
     $  20.25   $  19.60   $  18.52   $  17.58   $  14.48   $  15.83
         3.3%       5.9%       5.4%      21.4%      (8.5%)     (2.9%)
           --       1.5%       2.1%       2.5%       2.9%       4.1%
     $ 18,276   $ 17,963   $ 16,830   $ 14,680   $  9,942   $  7,252
        1,280      1,301      1,293      1,191        981        656
     $  14.28   $  13.81   $  13.02   $  12.33   $  10.14   $  11.06
         3.4%       6.1%       5.6%      21.6%      (8.3%)     (2.6%)
           --       1.6%       2.1%       2.5%       3.3%       5.2%
     $    283   $    287   $    259   $    209   $     94   $     52
           21         22         21         18         10          5
     $  13.57   $  13.09   $  12.27   $  11.57   $   9.46   $  10.28
         3.7%       6.6%       6.1%      22.2%      (8.1%)      2.8%
           --       1.7%       2.2%       2.8%       3.6%      11.9%
     $  5,800   $  5,298   $  3,837   $  1,791   $    336   $     --
          424        400        310        153         35         --
     $  13.69   $  13.21   $  12.39   $  11.67   $   9.55   $     --
         3.7%       6.6%       6.1%      22.2%      (4.5%)        --
           --       1.8%       2.5%       3.5%      10.0%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                            MAINSTAY VP
                                          FLOATING RATE--                                 MAINSTAY VP
                                           INITIAL CLASS                           GOVERNMENT--INITIAL CLASS
                                       ----------------------   ---------------------------------------------------------------
                                         2006        2005         2006       2005       2004       2003       2002       2001
                                       ----------------------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $ 25,660    $ 24,081     $ 10,532   $ 10,877   $ 11,676   $ 12,095   $ 13,456   $  8,224
Units Outstanding....................     2,474       2,370          593        607        662        704        792        528
Variable Accumulation Unit Value.....  $  10.37    $  10.16     $  17.77   $  17.92   $  17.63   $  17.18   $  16.98   $  15.57
Total Return.........................      2.1%        1.6%       (0.9%)       1.7%       2.6%       1.2%       9.1%       5.9%
Investment Income Ratio..............      5.9%        4.7%           --       3.1%       4.1%       4.3%       3.8%       5.5%

GROUP 2 POLICIES(b)
Net Assets...........................  $  1,111    $    594     $  5,746   $  6,082   $  5,839   $  5,949   $  5,589   $  2,237
Units Outstanding....................       107          57          419        439        431        451        429        188
Variable Accumulation Unit Value.....  $  10.40    $  10.18     $  13.71   $  13.82   $  13.56   $  13.19   $  13.01   $  11.91
Total Return.........................      2.2%        1.8%       (0.8%)       1.9%       2.8%       1.4%       9.3%       6.1%
Investment Income Ratio..............      6.0%        5.1%           --       3.3%       4.2%       4.3%       4.3%       8.7%

GROUP 3 POLICIES
Net Assets...........................  $     --    $     --     $    189   $    185   $    165   $    120   $     90   $     --
Units Outstanding....................        --          --           16         16         14         11          8         --
Variable Accumulation Unit Value.....  $     --    $     --     $  11.66   $  11.72   $  11.45   $  11.08   $  10.88   $     --
Total Return.........................        --          --       (0.5%)       2.4%       3.3%       1.9%       8.8%         --
Investment Income Ratio..............        --          --           --       3.3%       4.6%       4.5%       4.4%         --

GROUP 4 POLICIES
Net Assets...........................  $  1,248    $    340     $  3,205   $  2,952   $  2,413   $  1,656   $    631   $     --
Units Outstanding....................       118          33          280        257        215        152         59         --
Variable Accumulation Unit Value.....  $  10.46    $  10.21     $  11.44   $  11.50   $  11.24   $  10.87   $  10.67   $     --
Total Return.........................      2.4%        2.1%       (0.5%)       2.4%       3.3%       1.9%       6.7%         --
Investment Income Ratio..............      2.8%        4.5%           --       3.4%       4.8%       5.9%      10.4%         --


                                        MAINSTAY VP
                                          GROWTH
                                       ALLOCATION--
                                       INITIAL CLASS
                                       -------------
                                           2006
                                       -------------
GROUP 1 POLICIES(a)
Net Assets...........................    $  1,497
Units Outstanding....................         149
Variable Accumulation Unit Value.....    $  10.03
Total Return.........................        0.3%
Investment Income Ratio..............          --
GROUP 2 POLICIES(b)
Net Assets...........................    $    904
Units Outstanding....................          92
Variable Accumulation Unit Value.....    $   9.88
Total Return.........................       (1.2%)
Investment Income Ratio..............          --
GROUP 3 POLICIES
Net Assets...........................    $     --
Units Outstanding....................          --
Variable Accumulation Unit Value.....    $     --
Total Return.........................          --
Investment Income Ratio..............          --
GROUP 4 POLICIES
Net Assets...........................    $    828
Units Outstanding....................          84
Variable Accumulation Unit Value.....    $   9.90
Total Return.........................       (1.0%)
Investment Income Ratio..............          --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MAINSTAY VP
                              HIGH YIELD
                     CORPORATE BOND--INITIAL CLASS
    ---------------------------------------------------------------
      2006       2005       2004       2003       2002       2001
    ---------------------------------------------------------------
    $ 51,257   $ 51,635   $ 53,870   $ 47,585   $ 30,983   $ 29,909
       1,992      2,057      2,203      2,179      1,921      1,879
    $  25.73   $  24.99   $  24.45   $  21.84   $  16.13   $  15.92
        2.9%       2.2%      11.9%      35.4%       1.2%       4.2%
          --       6.0%       7.6%       8.3%      10.7%      12.0%

    $ 25,366   $ 25,483   $ 24,317   $ 18,335   $  9,959   $  5,199
       1,536      1,589      1,554      1,314        969        514
    $  16.51   $  16.03   $  15.65   $  13.95   $  10.28   $  10.12
        3.0%       2.4%      12.2%      35.7%       1.6%       4.3%
          --       5.9%       7.6%       8.6%      12.7%      16.0%

    $    590   $    558   $    544   $    411   $    271   $    234
          35         34         34         29         26         23
    $  16.78   $  16.25   $  15.78   $  14.00   $  10.27   $  10.06
        3.3%       2.9%      12.7%      36.4%       2.1%       0.6%
          --       6.0%       6.5%       7.6%      11.3%     101.5%

    $ 16,355   $ 14,260   $  8,986   $  3,601   $    851   $     --
       1,021        920        597        270         87         --
    $  16.01   $  15.50   $  15.06   $  13.36   $   9.79   $     --
        3.3%       2.9%      12.7%      36.4%      (2.1%)        --
          --       7.0%       9.5%      11.0%      29.2%         --


                               MAINSTAY VP
                     INCOME & GROWTH--INITIAL CLASS
     ---------------------------------------------------------------
       2006       2005       2004       2003       2002       2001
     ---------------------------------------------------------------
     $  2,013   $  1,909   $  1,780   $  1,371   $    711   $    652
          194        188        183        157        104         76
     $  10.38   $  10.14   $   9.75   $   8.72   $   6.82   $   8.54
         2.3%       4.0%      11.9%      27.8%     (20.1%)     (9.1%)
           --       1.2%       1.9%       1.9%       1.2%       1.0%
     $  4,529   $  4,480   $  4,141   $  3,183   $  2,008   $  1,716
          418        423        407        351        284        194
     $  10.84   $  10.59   $  10.16   $   9.07   $   7.08   $   8.84
         2.4%       4.2%      12.1%      28.1%     (19.9%)     (9.0%)
           --       1.2%       1.9%       1.6%       1.3%       1.2%
     $     95   $     92   $     91   $    350   $      9   $     --
            7          7          8         33          1         --
     $  12.74   $  12.41   $  11.86   $  10.52   $   8.18   $     --
         2.6%       4.7%      12.7%      28.7%     (18.2%)        --
           --       1.1%       0.7%       1.8%       1.2%         --
     $  1,816   $  1,557   $    899   $    323   $     68   $     --
          135        118         72         29          8         --
     $  13.49   $  13.14   $  12.55   $  11.14   $   8.66   $     --
         2.7%       4.7%      12.7%      28.7%     (13.4%)        --
           --       1.4%       2.4%       2.2%       3.7%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                  INTERNATIONAL EQUITY-- INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 22,571   $ 19,433   $ 13,646   $  8,605   $  5,894   $  5,424
Units Outstanding..................................     1,012        962        725        533        471        412
Variable Accumulation Unit Value...................  $  22.29   $  20.18   $  18.82   $  16.15   $  12.51   $  13.18
Total Return.......................................     10.5%       7.2%      16.5%      29.1%      (5.1%)    (14.6%)
Investment Income Ratio............................        --       1.9%       1.1%       2.0%       1.4%       1.3%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 12,270   $ 10,159   $  6,258   $  3,310   $  1,670   $  1,038
Units Outstanding..................................       892        830        540        334        218        129
Variable Accumulation Unit Value...................  $13.76...  $  12.44   $  11.58   $   9.92   $   7.67   $   8.06
Total Return.......................................     10.6%       7.5%      16.8%      29.4%      (4.7%)    (14.4%)
Investment Income Ratio............................        --       2.0%       1.2%       2.3%       1.7%       1.5%

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 4 POLICIES
Net Assets.........................................  $  8,591   $  5,891   $  2,665   $    526   $     59   $     --
Units Outstanding..................................       511        388        190         44          6         --
Variable Accumulation Unit Value...................  $  16.80   $  15.16   $  14.04   $  11.96   $   9.20   $     --
Total Return.......................................     10.8%       8.0%      17.3%      30.0%      (8.0%)        --
Investment Income Ratio............................        --       2.2%       1.6%       3.4%       5.6%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MAINSTAY VP                                      MAINSTAY VP
                    LARGE CAP GROWTH--INITIAL CLASS                    MID CAP CORE--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004
    ------------------------------------------------------------------------------------------------
    $  3,386   $  3,170   $  3,483   $  3,207   $  2,214   $  2,750   $ 10,740   $  9,347   $ 11,787
         487        454        517        461        405        359        672        612        890
    $   6.96   $   6.99   $   6.74   $   6.95   $   5.47   $   7.67   $  15.98   $  15.24   $  13.25
       (0.4%)      3.6%      (3.0%)     27.2%     (28.7%)    (17.1%)      4.8%      15.1%      21.4%
          --         --       0.2%       0.2%       0.1%         --         --       0.5%       0.6%

    $ 12,080   $ 12,396   $ 12,186   $ 12,283   $  7,827   $  7,326   $  8,397   $  7,371   $  3,914
       1,277      1,305      1,332      1,305      1,060        709        516        476        292
    $   9.46   $   9.50   $   9.15   $   9.41   $   7.39   $  10.34   $  16.24   $  15.48   $  13.43
       (0.3%)      3.8%      (2.8%)     27.4%     (28.6%)    (16.9%)      5.0%      15.3%      21.6%
          --         --       0.2%       0.2%       0.1%         --         --       0.7%       0.7%

    $    206   $    255   $    214   $    191   $     96   $     21   $     --   $     --   $     --
          22         27         24         21         13          2         --         --         --
    $   9.47   $   9.48   $   9.08   $   9.30   $   7.26   $  10.11   $     --   $     --   $     --
       (0.1%)      4.3%      (2.3%)     28.1%     (28.2%)      1.1%         --         --         --
          --         --       0.3%       0.2%       0.1%         --         --         --

    $  2,208   $  1,710   $  1,257   $    655   $    159   $     --   $  7,737   $  5,976   $  2,594
         206        158        122         62         19         --        446        363        183
    $  10.73   $  10.74   $  10.29   $  10.54   $   8.23   $     --   $  17.33   $  16.47   $  14.21
       (0.1%)      4.3%      (2.3%)     28.1%     (17.7%)        --       5.2%      15.9%      22.2%
          --         --       0.3%       0.2%       0.2%         --         --       0.7%       0.8%


              MAINSTAY VP
      MID CAP CORE--INITIAL CLASS
     ------------------------------
       2003       2002       2001
     ------------------------------
     $  7,136   $  4,625   $  4,832
          654        570        515
     $  10.91   $   8.11   $   9.38
        34.6%     (13.5%)     (6.2%)
         0.5%       0.3%       0.3%
     $  1,640   $    653   $    160
          149         80         17
     $  11.04   $   8.19   $   9.45
        34.8%     (13.4%)     (5.5%)
         0.6%       0.4%       1.0%
     $     --   $     --   $     --
           --         --         --
     $     --   $     --   $     --
           --         --         --
           --         --         --
     $    566   $     73   $     --
           49          9         --
     $  11.63   $   8.58   $     --
        35.5%     (14.2%)        --
         0.8%       1.1%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                      MID CAP GROWTH--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 12,666   $ 11,166   $ 11,789   $  7,461   $  3,688   $  4,730
Units Outstanding..................................       904        846      1,041        802        570        518
Variable Accumulation Unit Value...................  $  14.01   $  13.17   $  11.33   $   9.30   $   6.47   $   9.12
Total Return.......................................      6.4%      16.3%      21.8%      43.8%     (29.1%)     (8.8%)
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 2 POLICIES(b)
Net Assets.........................................  $ 12,875   $ 10,811   $  6,775   $  3,517   $  1,074   $    344
Units Outstanding..................................       879        785        574        363        160         36
Variable Accumulation Unit Value...................  $  14.66   $  13.76   $  11.81   $   9.68   $   6.72   $   9.46
Total Return.......................................      6.5%      16.5%      22.0%      44.1%     (28.9%)     (5.4%)
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 4 POLICIES
Net Assets.........................................  $ 12,764   $  9,842   $  4,691   $  1,304   $    256   $     --
Units Outstanding..................................       767        631        353        120         34         --
Variable Accumulation Unit Value...................  $  16.64   $  15.58   $  13.31   $  10.85   $   7.50   $     --
Total Return.......................................      6.8%      17.1%      22.6%      44.8%     (25.0%)        --
Investment Income Ratio............................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP      MAINSTAY VP
                                                                       MODERATE      MODERATE GROWTH
                             MAINSTAY VP                             ALLOCATION--     ALLOCATION--
                     MID CAP VALUE--INITIAL CLASS                    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------   -------------   ---------------
      2006       2005       2004      2003       2002       2001         2006             2006
    ------------------------------------------------------------------------------------------------
    $ 14,106   $ 13,143   $ 14,820   $ 9,718   $  6,585   $  5,620     $  1,005         $  1,458
       1,028      1,001      1,185       907        787        570          100              144
    $  13.71   $  13.13   $  12.51   $ 10.72   $   8.37   $   9.86     $  10.01         $  10.08
        4.5%       5.0%      16.7%     28.1%     (15.1%)     (1.4%)        0.1%             0.8%
          --       0.8%       1.0%      1.1%       1.1%       1.1%           --               --

    $ 13,080   $ 12,092   $  9,228   $ 5,632   $  2,954   $    962     $    887         $  1,013
         945        912        733       523        352         97           90              102
    $  13.85   $  13.24   $  12.59   $ 10.76   $   8.39   $   9.87     $   9.91         $   9.91
        4.6%       5.2%      17.0%     28.3%     (15.0%)     (1.3%)       (0.9%)           (0.9%)
          --       0.9%       1.0%      1.2%       1.4%       3.0%           --               --

    $     --   $     --   $     --   $    --   $     --   $     --     $     --         $     --
          --         --         --        --         --         --           --               --
    $     --   $     --   $     --   $    --   $     --   $     --     $     --         $     --
          --         --         --        --         --         --           --               --
          --         --         --        --         --         --           --               --

    $ 10,615   $  8,702   $  4,862   $ 1,814   $    458   $     --     $    297         $  1,029
         751        646        381       167         54         --           30              103
    $  14.12   $  13.47   $  12.75   $ 10.84   $   8.41   $     --     $  10.00         $   9.99
        4.8%       5.7%      17.5%     29.0%     (15.9%)        --         0.0%            (0.1%)
          --       0.9%       1.2%      1.5%       3.4%         --           --               --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               MAINSTAY VP
                                                                      S&P 500 INDEX--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $144,933   $145,879   $146,432   $133,315   $ 99,916   $121,766
Units Outstanding..................................     4,555      4,688      4,895      4,890      4,665      4,392
Variable Accumulation Unit Value...................  $  31.81   $  31.13   $  29.91   $  27.26   $  21.42   $  27.73
Total Return.......................................      2.2%       4.1%       9.7%      27.3%     (22.8%)    (12.7%)
Investment Income Ratio............................        --       1.2%       1.6%       1.4%       1.3%       1.1%


GROUP 2 POLICIES(b)
Net Assets.........................................  $ 75,375   $ 74,782   $ 69,081   $ 56,757   $ 35,382   $ 29,324
Units Outstanding..................................     7,198      7,305      7,035      6,355      5,053      3,241
Variable Accumulation Unit Value...................  $  10.47   $  10.24   $   9.82   $   8.93   $   7.00   $   9.05
Total Return.......................................      2.3%       4.3%       9.9%      27.6%     (22.6%)    (12.6%)
Investment Income Ratio............................        --       1.2%       1.7%       1.5%       1.5%       1.4%


GROUP 3 POLICIES
Net Assets.........................................  $    809   $    623   $    817   $    410   $      9   $     --
Units Outstanding..................................        68         53         74         41          1         --
Variable Accumulation Unit Value...................  $  11.94   $  11.64   $  11.11   $  10.06   $   7.85   $     --
Total Return.......................................      2.5%       4.8%      10.5%      28.2%     (21.5%)        --
Investment Income Ratio............................        --       1.1%       1.6%       3.1%       3.1%         --


GROUP 4 POLICIES
Net Assets.........................................  $ 29,955   $ 27,317   $ 18,720   $  6,886   $  1,890   $     --
Units Outstanding..................................     2,301      2,155      1,547        629        221         --
Variable Accumulation Unit Value...................  $  13.00   $  12.68   $  12.10   $  10.95   $   8.54   $     --
Total Return.......................................      2.6%       4.8%      10.5%      28.2%     (14.6%)        --
Investment Income Ratio............................        --       1.4%       2.2%       2.0%       4.4%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                              MAINSTAY VP                                      MAINSTAY VP
                    SMALL CAP GROWTH--INITIAL CLASS                    TOTAL RETURN--INITIAL CLASS
    ---------------------------------------------------------------   ------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004
    ------------------------------------------------------------------------------------------------
    $  6,186   $  5,817   $ 10,272   $  8,132   $  4,477   $  5,104   $ 42,699   $ 43,324   $ 44,038
         532        529        967        831        644        536      1,928      1,981      2,129
    $  11.62   $  10.98   $  10.63   $   9.78   $   6.95   $   9.51   $  22.15   $  21.88   $  20.69
        5.8%       3.3%       8.6%      40.7%     (26.9%)     (4.9%)      1.2%       5.8%       5.6%
          --         --         --         --         --         --         --       1.5%       1.7%

    $  7,974   $  7,581   $  6,396   $  4,170   $  1,442   $    385   $ 14,838   $ 14,630   $ 13,594
         665        668        585        415        202         40      1,365      1,365      1,343
    $  11.99   $  11.32   $  10.93   $  10.04   $   7.12   $   9.73   $  10.87   $  10.73   $  10.12
        5.9%       3.5%       8.9%      41.0%     (26.8%)     (2.7%)      1.3%       6.0%       5.8%
          --         --         --         --         --         --         --       1.6%       1.8%

    $     --   $     --   $     --   $     --   $     --   $     --   $    135   $    108   $    101
          --         --         --         --         --         --         11          9          9
    $     --   $     --   $     --   $     --   $     --   $     --   $  11.77   $  11.59   $  10.88
          --         --         --         --         --         --       1.6%       6.5%       6.4%
          --         --         --         --         --         --         --       1.6%       1.7%

    $  7,479   $  6,400   $  3,819   $  1,337   $    209   $     --   $  2,971   $  2,669   $  1,898
         534        486        301        115         26         --        238        218        165
    $  14.00   $  13.18   $  12.67   $  11.58   $   8.17   $     --   $  12.47   $  12.28   $  11.53
        6.2%       4.1%       9.4%      41.7%     (18.3%)        --       1.6%       6.5%       6.4%
          --         --         --         --         --         --         --       1.8%       2.2%


              MAINSTAY VP
      TOTAL RETURN--INITIAL CLASS
     ------------------------------
       2003       2002       2001
     ------------------------------
     $ 42,609   $ 36,510   $ 43,693
        2,175      2,215      2,197
     $  19.59   $  16.48   $  19.89
        18.8%     (17.0%)    (11.3%)
         1.9%       2.5%       2.6%
     $ 11,610   $  8,019   $  6,514
        1,214        998        673
     $   9.57   $   8.03   $   9.68
        19.1%     (16.9%)    (11.1%)
         2.1%       2.9%       4.0%
     $      3   $      1   $     --
           --         --         --
     $  10.23   $   8.55   $     --
        19.7%     (14.5%)        --
         2.2%       1.0%         --
     $    914   $    362   $     --
           84         40         --
     $  10.84   $   9.06   $     --
        19.7%      (9.4%)        --
         2.5%      13.3%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                            MAINSTAY VP
                                                                       VALUE--INITIAL CLASS
                                                  ---------------------------------------------------------------
                                                    2006       2005       2004       2003       2002       2001
                                                  ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $ 46,577   $ 45,082   $ 44,899   $ 40,618   $ 31,545   $ 37,813
Units Outstanding...............................     1,907      1,955      2,054      2,053      2,017      1,895
Variable Accumulation Unit Value................  $  24.42   $  23.06   $  21.86   $  19.78   $  15.64   $  19.95
Total Return....................................      5.9%       5.5%      10.5%      26.5%     (21.6%)     (0.3%)
Investment Income Ratio.........................        --       1.2%       1.2%       1.6%       1.4%       1.5%


GROUP 2 POLICIES(b)
Net Assets......................................  $ 19,667   $ 19,019   $ 17,691   $ 14,265   $  8,835   $  5,849
Units Outstanding...............................     1,342      1,376      1,353      1,208        948        493
Variable Accumulation Unit Value................  $  14.65   $  13.82   $  13.08   $  11.81   $   9.32   $  11.86
Total Return....................................      6.0%       5.7%      10.7%      26.7%     (21.4%)     (0.1%)
Investment Income Ratio.........................        --       1.2%       1.2%       1.7%       1.8%       2.7%


GROUP 3 POLICIES
Net Assets......................................  $    407   $  1,123   $  1,036   $    736   $    274   $    296
Units Outstanding...............................        32         94         92         73         35         29
Variable Accumulation Unit Value................  $  12.70   $  11.95   $  11.25   $  10.11   $   7.94   $  10.05
Total Return....................................      6.3%       6.2%      11.3%      27.4%     (21.0%)      0.5%
Investment Income Ratio.........................        --       1.3%       1.6%       1.8%       1.4%       8.1%


GROUP 4 POLICIES
Net Assets......................................  $  6,279   $  5,490   $  3,975   $  2,025   $    708   $     --
Units Outstanding...............................       485        450        346        196         87         --
Variable Accumulation Unit Value................  $  12.96   $  12.19   $  11.48   $  10.31   $   8.10   $     --
Total Return....................................      6.3%       6.2%      11.3%      27.4%     (19.0%)        --
Investment Income Ratio.........................        --       1.4%       1.4%       2.1%       4.4%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                       ALGER AMERICAN                                              ALGER AMERICAN
             LEVERAGED ALL CAP--CLASS O SHARES                          SMALL CAPITALIZATION--CLASS O SHARES
    ----------------------------------------------------   ---------------------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $ 21,313   $ 19,086   $ 16,480   $ 14,286   $  8,883   $ 10,628
          --         --         --         --         --      1,584      1,552      1,556      1,562      1,373      1,203
    $     --   $     --   $     --   $     --   $     --   $  13.46   $  12.29   $  10.59   $   9.15   $   6.47   $   8.83
          --         --         --         --         --       9.5%      16.1%      15.8%      41.4%     (26.7%)    (30.0%)
          --         --         --         --         --         --         --         --         --         --         --


    $     --   $     --   $     --   $     --   $     --   $ 17,127   $ 15,527   $ 12,816   $ 10,177   $  6,027   $  5,640
          --         --         --         --         --      1,679      1,668      1,601      1,475      1,237        850
    $     --   $     --   $     --   $     --   $     --   $  10.20   $   9.31   $   8.00   $   6.90   $   4.87   $   6.64
          --         --         --         --         --       9.6%      16.3%      16.0%      41.6%     (26.6%)    (29.8%)
          --         --         --         --         --         --         --         --         --         --         --


    $     79   $     76   $     64   $     38   $      6   $    579   $  1,522   $  1,311   $    894   $     51   $     28
           5          5          5          3          1         36        103        104         83          7          3
    $  15.21   $  14.76   $  12.90   $  11.92   $   8.85   $  16.20   $  14.75   $  12.62   $  10.82   $   7.60   $  10.31
        3.0%      14.4%       8.2%      34.7%     (11.5%)      9.9%      16.9%      16.6%      42.3%     (26.2%)      3.1%
          --         --         --         --         --         --         --         --         --         --         --


    $     --   $     --   $     --   $     --   $     --   $  4,164   $  3,021   $  1,704   $    430   $     66   $     --
          --         --         --         --         --        236        188        124         37          8         --
    $     --   $     --   $     --   $     --   $     --   $  17.63   $  16.04   $  13.72   $  11.77   $   8.27   $     --
          --         --         --         --         --       9.9%      16.9%      16.6%      42.3%     (17.3%)        --
          --         --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                         AMERICAN CENTURY
                                                           VP INFLATION
                                                       PROTECTION--CLASS II
                                                  ------------------------------
                                                    2006       2005       2004
                                                  ------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --


GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --


GROUP 3 POLICIES
Net Assets......................................  $     22   $      6   $      1
Units Outstanding...............................         2         --         --
Variable Accumulation Unit Value................  $  10.48   $  10.55   $  10.39
Total Return....................................     (0.7%)      1.6%       3.9%
Investment Income Ratio.........................      2.1%       5.4%       4.6%


GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --
Units Outstanding...............................        --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --
Total Return....................................        --         --         --
Investment Income Ratio.........................        --         --         --


                                                                  AMERICAN CENTURY VP
                                                                INTERNATIONAL--CLASS II
                                                  ----------------------------------------------------
                                                    2006       2005       2004       2003       2002
                                                  ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

GROUP 3 POLICIES
Net Assets......................................  $    255   $    119   $     53   $    208   $     --
Units Outstanding...............................        15          8          4         17         --
Variable Accumulation Unit Value................  $  16.74   $  15.55   $  13.74   $  11.98   $   9.63
Total Return....................................      7.7%      13.1%      14.8%      24.4%      (3.7%)
Investment Income Ratio.........................      1.2%       0.7%       3.0%         --         --

GROUP 4 POLICIES
Net Assets......................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding...............................        --         --         --         --         --
Variable Accumulation Unit Value................  $     --   $     --   $     --   $     --   $     --
Total Return....................................        --         --         --         --         --
Investment Income Ratio.........................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                    AMERICAN CENTURY VP                                                CALVERT
                      VALUE--CLASS II                                              SOCIAL BALANCED
    ----------------------------------------------------   ---------------------------------------------------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2003       2002       2001
    ----------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $  1,635   $  1,642   $  1,518   $  1,377   $  1,178   $  1,275
          --         --         --         --         --        103        104        101         98         99         94
    $     --   $     --   $     --   $     --   $     --   $  15.83   $  15.84   $  15.09   $  14.04   $  11.85   $  13.58
          --         --         --         --         --       0.0%       4.9%       7.5%      18.5%     (12.7%)     (7.6%)
          --         --         --         --         --         --       1.9%       1.7%       1.9%       2.9%       3.9%


    $     --   $     --   $     --   $     --   $     --   $  2,042   $  2,069   $  1,962   $  1,712   $  1,379   $    914
          --         --         --         --         --        182        184        183        172        165         95
    $     --   $     --   $     --   $     --   $     --   $  11.25   $  11.25   $  10.70   $   9.93   $   8.36   $   9.57
          --         --         --         --         --       0.1%       5.1%       7.7%      18.7%     (12.6%)     (7.4%)
          --         --         --         --         --         --       1.8%       1.8%       2.0%       3.4%       5.8%


    $    427   $    290   $    973   $    189   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          27         19         67         15         --         --         --         --         --         --         --
    $  15.63   $  15.18   $  14.48   $  12.68   $   9.84   $     --   $     --   $     --   $     --   $     --   $     --
        3.0%       4.9%      14.2%      28.8%      (1.6%)        --         --         --         --         --         --
        1.0%       1.6%       0.4%         --         --         --         --         --         --         --         --


    $     --   $     --   $     --   $     --   $     --   $    792   $    755   $    451   $    185   $     59   $     --
          --         --         --         --         --         62         59         37         17          6         --
    $     --   $     --   $     --   $     --   $     --   $  12.75   $  12.71   $  12.03   $  11.11   $   9.31   $     --
          --         --         --         --         --       0.3%       5.7%       8.3%      19.3%      (6.9%)        --
          --         --         --         --         --         --       2.2%       2.4%       2.6%      16.8%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                               DREYFUS IP
                                                                           TECHNOLOGY GROWTH--
                                                                             INITIAL SHARES
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $  2,746   $  2,819   $  3,086   $  1,633   $    320   $    279
Units Outstanding..................................       313        311        351        185         54         29
Variable Accumulation Unit Value...................  $   8.76   $   9.06   $   8.79   $   8.81   $   5.88   $   9.77
Total Return.......................................     (3.3%)      3.1%      (0.2%)     49.9%     (39.8%)     (2.3%)
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 2 POLICIES(b)
Net Assets.........................................  $  2,729   $  2,785   $  2,429   $  1,884   $    550   $    191
Units Outstanding..................................       299        296        266        206         91         19
Variable Accumulation Unit Value...................  $   9.12   $   9.43   $   9.13   $   9.13   $   6.08   $  10.08
Total Return.......................................     (3.2%)      3.3%       0.0%      50.2%     (39.7%)      0.8%
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 3 POLICIES
Net Assets.........................................  $    134   $     63   $     75   $     53   $     24   $      5
Units Outstanding..................................        11          5          6          5          3         --
Variable Accumulation Unit Value...................  $  11.64   $  12.00   $  11.56   $  11.51   $   7.63   $  12.59
Total Return.......................................     (3.0%)      3.8%       0.5%      51.0%     (39.4%)     25.9%
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 4 POLICIES
Net Assets.........................................  $  2,748   $  2,514   $  1,641   $    637   $     68   $     --
Units Outstanding..................................       234        208        141         55          9         --
Variable Accumulation Unit Value...................  $  11.72   $  12.08   $  11.64   $  11.59   $   7.68   $     --
Total Return.......................................     (3.0%)      3.8%       0.5%      51.0%     (23.2%)        --
Investment Income Ratio............................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                   DREYFUS VIF
              DEVELOPING LEADERS--                                      FIDELITY(R) VIP
                 INITIAL SHARES                                  CONTRAFUND(R)--INITIAL CLASS
    -----------------------------------------   ---------------------------------------------------------------
      2006       2005       2004       2003       2006       2005       2004       2003       2002       2001
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $ 90,423   $ 87,169   $ 71,268   $ 59,024   $ 43,637   $ 44,376
          --         --         --         --      3,458      3,455      3,282      3,117      2,940      2,691
    $     --   $     --   $     --   $     --   $  26.14   $  25.21   $  21.71   $  18.94   $  14.84   $  16.49
          --         --         --         --       3.7%      16.1%      14.7%      27.6%     (10.0%)    (12.8%)
          --         --         --         --       1.0%       0.3%       0.3%       0.4%       0.8%       0.8%


    $     --   $     --   $     --   $     --   $ 56,605   $ 53,530   $ 40,911   $ 30,734   $ 19,700   $ 15,235
          --         --         --         --      3,683      3,613      3,214      2,774      2,273      1,586
    $     --   $     --   $     --   $     --   $  15.37   $  14.81   $  12.73   $  11.08   $   8.67   $   9.61
          --         --         --         --       3.8%      16.4%      14.9%      27.8%      (9.8%)    (12.6%)
          --         --         --         --       1.0%       0.3%       0.3%       0.4%       0.7%       0.5%


    $    329   $    326   $    279   $    135   $  2,667   $  3,083   $  1,376   $    641   $    177   $    168
          22         22         20         11        165        199        104         56         20         17
    $  14.76   $  15.02   $  14.20   $  12.75   $  16.13   $  15.50   $  13.26   $  11.48   $   8.94   $   9.86
       (1.7%)      5.8%      11.3%      27.5%       4.0%      16.9%      15.5%      28.5%      (9.3%)     (1.4%)
        0.4%         --       0.2%         --       0.5%       0.2%       0.3%       0.4%       0.8%         --


    $     --   $     --   $     --   $     --   $ 18,820   $ 14,699   $  6,747   $  2,500   $    523   $     --
          --         --         --         --      1,167        946        509        218         59         --
    $     --   $     --   $     --   $     --   $  16.12   $  15.49   $  13.25   $  11.47   $   8.93   $     --
          --         --         --         --       4.0%      16.9%      15.5%      28.5%     (10.7%)        --
          --         --         --         --       0.5%       0.2%       0.2%       0.2%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                             FIDELITY(R) VIP
                                                                      EQUITY-INCOME--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 30,251   $ 28,755   $ 27,122   $ 22,122   $ 16,081   $ 17,855
Units Outstanding..................................     1,480      1,472      1,461      1,320      1,241      1,137
Variable Accumulation Unit Value...................  $  20.44   $  19.52   $  18.57   $  16.76   $  12.95   $  15.71
Total Return.......................................      4.7%       5.1%      10.8%      29.4%     (17.7%)     (5.6%)
Investment Income Ratio............................      3.4%       1.6%       1.4%       1.7%       1.7%       1.5%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 18,643   $ 17,890   $ 16,306   $ 12,853   $  7,626   $  5,786
Units Outstanding..................................     1,316      1,323      1,270      1,111        855        536
Variable Accumulation Unit Value...................  $  14.17   $  13.52   $  12.84   $  11.57   $   8.92   $  10.79
Total Return.......................................      4.8%       5.3%      11.0%      29.7%     (17.3%)     (5.4%)
Investment Income Ratio............................      3.4%       1.6%       1.4%       1.6%       1.4%       1.1%

GROUP 3 POLICIES
Net Assets.........................................  $    723   $    564   $    401   $    732   $     47   $      1
Units Outstanding..................................        52         43         32         66          6         --
Variable Accumulation Unit Value...................  $  13.86   $  13.19   $  12.46   $  11.17   $   8.57   $  10.32
Total Return.......................................      5.1%       5.9%      11.5%      30.3%     (17.1%)      3.2%
Investment Income Ratio............................      1.6%       1.4%       2.8%       0.3%       0.5%         --

GROUP 4 POLICIES
Net Assets.........................................  $  9,203   $  7,732   $  4,697   $  1,449   $    334   $     --
Units Outstanding..................................       669        589        380        131         39         --
Variable Accumulation Unit Value...................  $  13.75   $  13.09   $  12.36   $  11.09   $   8.51   $     --
Total Return.......................................      5.1%       5.9%      11.5%      30.3%     (14.9%)        --
Investment Income Ratio............................      1.6%       1.3%       0.9%       0.9%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                            FIDELITY(R) VIP                                             FIDELITY(R) VIP
                         GROWTH--INITIAL CLASS                                      INDEX 500--INITIAL CLASS
    ---------------------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2001      2006     2005     2004     2003     2002      2001
    ----------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --   $   --
          --         --         --         --         --         --       --       --       --       --        --       --
    $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --   $   --
          --         --         --         --         --         --       --       --       --       --        --       --
          --         --         --         --         --         --       --       --       --       --        --       --


    $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --   $   --
          --         --         --         --         --         --       --       --       --       --        --       --
    $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --   $   --
          --         --         --         --         --         --       --       --       --       --        --       --
          --         --         --         --         --         --       --       --       --       --        --       --


    $    350   $    344   $    316   $    258   $    101   $    150   $1,501   $1,486   $  906   $  613   $    87   $  102
          35         35         34         28         15         15      129      132       84       63        11       10
    $   9.91   $   9.90   $   9.36   $   9.05   $   6.82   $   9.75   $11.60   $11.30   $10.78   $ 9.74   $  7.59   $ 9.76
        0.0%       5.8%       3.4%      32.8%     (30.1%)     (2.5%)    2.7%     4.8%    10.6%    28.4%    (22.2%)   (2.4%)
        0.4%       0.5%       0.2%       0.2%       0.3%         --     1.7%     1.3%     1.7%     0.7%      1.3%       --


    $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --   $   --
          --         --         --         --         --         --       --       --       --       --        --       --
    $     --   $     --   $     --   $     --   $     --   $     --   $   --   $   --   $   --   $   --   $    --   $   --
          --         --         --         --         --         --       --       --       --       --        --       --
          --         --         --         --         --         --       --       --       --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                       FIDELITY(R) VIP
                                                                       INVESTMENT GRADE
                                                                     BOND--INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2006       2005       2004       2003       2002
                                                     ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $    214   $    202   $     28   $     89   $     51
Units Outstanding..................................        19         18          3          8          5
Variable Accumulation Unit Value...................  $  11.35   $  11.42   $  11.18   $  10.70   $  10.17
Total Return.......................................     (0.6%)      2.2%       4.5%       5.2%       1.7%
Investment Income Ratio............................      3.9%       0.7%      10.1%       4.1%         --

GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                            FIDELITY(R) VIP                                             FIDELITY(R) VIP
                        MID CAP--INITIAL CLASS                                      OVERSEAS--INITIAL CLASS
    ---------------------------------------------------------------   ----------------------------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004       2003       2002
    ----------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --


    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --


    $  2,036   $  2,972   $  1,800   $    632   $    393   $    344   $  1,461   $  1,360   $    525   $    509   $      1
         100        156        112         49         42         33         91         89         41         45         --
    $  20.34   $  19.05   $  16.10   $  12.89   $   9.30   $  10.31   $  16.10   $  15.28   $  12.83   $  11.29   $   7.88
        6.8%      18.3%      24.9%      38.6%      (9.8%)      3.1%       5.4%      19.0%      13.6%      43.4%     (21.2%)
        0.4%         --         --       0.4%       0.8%         --       0.8%       0.4%       0.9%       0.1%         --


    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                           JANUS ASPEN SERIES
                                                                     BALANCED--INSTITUTIONAL SHARES
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 43,763   $ 43,947   $ 43,708   $ 43,234   $ 36,821   $ 35,709
Units Outstanding..................................     1,871      1,906      2,031      2,165      2,089      1,882
Variable Accumulation Unit Value...................  $  23.38   $  23.07   $  21.52   $  19.97   $  17.63   $  18.98
Total Return.......................................      1.4%       7.2%       7.8%      13.3%      (7.1%)     (5.3%)
Investment Income Ratio............................      2.3%       2.3%       2.3%       2.3%       2.5%       2.7%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 58,040   $ 58,315   $ 54,629   $ 47,916   $ 36,285   $ 26,919
Units Outstanding..................................     4,375      4,460      4,488      4,251      3,653      2,523
Variable Accumulation Unit Value...................  $  13.27   $  13.08   $  12.17   $  11.27   $   9.93   $  10.67
Total Return.......................................      1.5%       7.4%       8.0%      13.5%      (6.9%)     (5.2%)
Investment Income Ratio............................      2.3%       2.3%       2.3%       2.3%       2.7%       3.1%

GROUP 3 POLICIES
Net Assets.........................................  $    408   $    394   $    335   $    246   $    110   $     86
Units Outstanding..................................        32         31         29         23         12          9
Variable Accumulation Unit Value...................  $  12.77   $  12.56   $  11.63   $  10.72   $   9.40   $  10.04
Total Return.......................................      1.7%       7.9%       8.5%      14.0%      (6.3%)      0.4%
Investment Income Ratio............................      1.1%       2.3%       2.3%       2.5%       2.4%       4.2%

GROUP 4 POLICIES
Net Assets.........................................  $ 10,385   $  9,348   $  6,487   $  3,422   $  1,084   $     --
Units Outstanding..................................       807        738        553        317        114         --
Variable Accumulation Unit Value...................  $  12.87   $  12.65   $  11.72   $  10.80   $   9.47   $     --
Total Return.......................................      1.7%       7.9%       8.5%      14.0%      (5.3%)        --
Investment Income Ratio............................      1.2%       2.4%       2.7%       2.6%       4.4%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                          JANUS ASPEN SERIES
                 MID CAP GROWTH--INSTITUTIONAL SHARES
    ---------------------------------------------------------------
      2006       2005       2004       2003       2002       2001
    ---------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --

    $    165   $    132   $    114   $     27   $      2   $      1
          11          9          9          3         --         --
    $  14.48   $  14.12   $  12.57   $  10.41   $   7.70   $  10.69
        2.6%      12.3%      20.7%      35.1%     (27.9%)      6.9%
          --         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --
          --         --         --         --         --         --


                           JANUS ASPEN SERIES
                 WORLDWIDE GROWTH --INSTITUTIONAL SHARES
     ---------------------------------------------------------------
       2006       2005       2004       2003       2002       2001
     ---------------------------------------------------------------
     $ 49,804   $ 50,767   $ 52,683   $ 51,897   $ 41,366   $ 52,870
        2,946      3,028      3,304      3,386      3,323      3,142
     $  16.90   $  16.76   $  15.95   $  15.33   $  12.45   $  16.82
         0.8%       5.1%       4.0%      23.1%     (25.9%)    (23.0%)
         2.3%       1.4%       1.0%       1.1%       0.9%       0.5%
     $ 46,647   $ 47,111   $ 45,284   $ 40,827   $ 27,454   $ 25,080
        5,039      5,136      5,200      4,887      4,055      2,746
     $   9.26   $   9.17   $   8.71   $   8.35   $   6.77   $   9.13
         0.9%       5.3%       4.3%      23.4%     (25.7%)    (22.9%)
         2.3%       1.4%       1.0%       1.1%       1.0%       0.6%
     $    204   $    258   $    241   $    185   $    136   $    104
           19         25         24         20         18         10
     $  10.62   $  10.50   $   9.91   $   9.46   $   7.63   $  10.24
         1.2%       5.9%       4.8%      24.0%     (25.4%)      2.4%
         1.0%       1.4%       1.0%       1.0%       1.1%       1.0%
     $  4,705   $  4,256   $  2,999   $  1,530   $    418   $     --
          413        378        282        151         51         --
     $  11.39   $  11.26   $  10.63   $  10.15   $   8.19   $     --
         1.2%       5.9%       4.8%      24.0%     (18.1%)        --
         1.2%       1.5%       1.2%       1.1%       1.8%         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                                 MFS(R)
                                                                  INVESTORS TRUST SERIES--INITIAL CLASS
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $     60   $     60   $     58   $     54   $     46   $     61
Units Outstanding..................................         5          5          5          6          6          6
Variable Accumulation Unit Value...................  $  11.57   $  11.50   $  10.72   $   9.63   $   7.88   $   9.97
Total Return.......................................      0.6%       7.3%      11.4%      22.1%     (21.0%)     (0.3%)
Investment Income Ratio............................      0.5%       0.5%       0.6%       0.7%       0.5%         --

GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                     MFS(R)                                 MFS(R)                                MFS(R)
                  NEW DISCOVERY                       RESEARCH SERIES--                     UTILITIES SERIES--
              SERIES--INITIAL CLASS                     INITIAL CLASS                          INITIAL CLASS
    -----------------------------------------   ------------------------------   -----------------------------------------
      2006       2005       2004       2003       2006       2005       2004       2006       2005       2004       2003
    ----------------------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --


    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --


    $     71   $     69   $     62   $     22   $     --   $     --   $     --   $    118   $     54   $     19   $      5
           6          6          6          2         --         --         --          6          3          1         --
    $  12.02   $  11.81   $  11.22   $  10.54   $  11.80   $  11.86   $  11.70   $  21.23   $  19.58   $  16.76   $  12.87
        1.8%       5.2%       6.5%       5.4%      (0.5%)      1.4%      17.0%       8.4%      16.8%      30.2%      28.7%
        1.7%         --         --         --       0.4%       0.6%         --       2.1%       0.3%       0.8%       2.2%


    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --         --         --         --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                          NEUBERGER BERMAN AMT
                                                                         MID-CAP GROWTH--CLASS I
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 3 POLICIES
Net Assets.........................................  $     89   $     71   $     83   $     39   $     10   $      4
Units Outstanding..................................         6          5          7          4          1         --
Variable Accumulation Unit Value...................  $  14.75   $  13.79   $  12.12   $  10.42   $   8.14   $  11.52
Total Return.......................................      7.0%      13.7%      16.3%      28.1%     (29.3%)     15.2%
Investment Income Ratio............................        --         --         --         --         --         --


GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --         --
Investment Income Ratio............................        --         --         --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


        PIMCO
        GLOBAL              PIMCO                 PIMCO
        BOND--          REAL RETURN--         TOTAL RETURN-             ROYCE                 ROYCE
    ADMINISTRATIVE     ADMINISTRATIVE        ADMINISTRATIVE           MICRO-CAP             SMALL-CAP
     CLASS SHARES       CLASS SHARES          CLASS SHARES            PORTFOLIO             PORTFOLIO
    --------------   -------------------   -------------------   -------------------   -------------------
         2006          2006       2005       2006       2005       2006       2005       2006       2005
    ------------------------------------------------------------------------------------------------------
       $     --      $     --   $     --   $     --   $     --   $  1,025   $     99   $    513   $    118
             --            --         --         --         --         89         10         48         12
       $     --      $     --   $     --   $     --   $     --   $  11.41   $  10.24   $  10.53   $  10.16
             --            --         --         --         --      11.4%       2.4%       3.6%       1.6%
             --            --         --         --         --         --       2.6%         --         --


       $     --      $     --   $     --   $     --   $     --   $  1,067   $     91   $    744   $     69
             --            --         --         --         --         94          9         71          7
       $     --      $     --   $     --   $     --   $     --   $  11.36   $  10.20   $  10.45   $  10.06
             --            --         --         --         --      11.4%       2.0%       3.9%       0.6%
             --            --         --         --         --         --       4.3%         --         --


       $      1      $      1   $      2   $      3   $      5   $     --   $     --   $     --   $     --
             --            --         --         --         --         --         --         --         --
       $  10.28      $   9.76   $   9.89   $   9.86   $   9.92   $     --   $     --   $     --   $     --
           2.8%         (1.3%)     (1.1%)     (0.7%)     (0.8%)        --         --         --         --
           1.3%          2.0%       3.4%       2.2%       4.0%         --         --         --         --


       $     --      $     --   $     --   $     --   $     --   $  1,789   $    115   $    520   $    148
             --            --         --         --         --        157         11         49         15
       $     --      $     --   $     --   $     --   $     --   $  11.36   $  10.20   $  10.61   $  10.18
             --            --         --         --         --      11.4%       2.0%       4.3%       1.8%
             --            --         --         --         --         --       1.1%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                              T. ROWE PRICE
                                                                         EQUITY INCOME PORTFOLIO
                                                     ---------------------------------------------------------------
                                                       2006       2005       2004       2003       2002       2001
                                                     ---------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $ 16,600   $ 16,049   $ 10,984   $  6,156   $  3,525   $  2,013
Units Outstanding..................................     1,128      1,142        807        516        368        182
Variable Accumulation Unit Value...................  $  14.70   $  14.04   $  13.61   $  11.92   $   9.57   $  11.09
Total Return.......................................      4.7%       3.2%      14.1%      24.6%     (13.7%)      0.7%
Investment Income Ratio............................      1.5%       1.7%       1.7%       1.8%       1.8%       1.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $ 22,851   $ 21,744   $ 17,806   $ 12,402   $  6,921   $  3,893
Units Outstanding..................................     1,531      1,524      1,292      1,029        717        349
Variable Accumulation Unit Value...................  $  14.93   $  14.25   $  13.78   $  12.05   $   9.65   $  11.16
Total Return.......................................      4.8%       3.4%      14.3%      24.9%     (13.5%)      0.9%
Investment Income Ratio............................      1.5%       1.6%       1.6%       1.8%       1.8%       1.7%

GROUP 3 POLICIES
Net Assets.........................................  $    780   $    772   $    626   $    662   $    276   $    207
Units Outstanding..................................        57         60         50         61         32         21
Variable Accumulation Unit Value...................  $  13.62   $  12.96   $  12.47   $  10.85   $   8.65   $   9.96
Total Return.......................................      5.1%       3.9%      14.9%      25.5%     (13.3%)     (0.4%)
Investment Income Ratio............................      0.7%       1.6%       1.6%       1.8%       1.8%       3.3%

GROUP 4 POLICIES
Net Assets.........................................  $ 12,409   $  9,931   $  5,421   $  1,764   $    298   $     --
Units Outstanding..................................       905        762        432        162         34         --
Variable Accumulation Unit Value...................  $  13.70   $  13.04   $  12.55   $  10.92   $   8.70   $     --
Total Return.......................................      5.1%       3.9%      14.9%      25.5%     (13.0%)        --
Investment Income Ratio............................      0.8%       1.7%       1.8%       1.9%       2.7%         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                       T. ROWE PRICE                             VAN ECK WORLDWIDE           VAN ECK WORLDWIDE
                LIMITED-TERM BOND PORTFOLIO                       ABSOLUTE RETURN               HARD ASSETS
    ----------------------------------------------------   ------------------------------   -------------------
      2006       2005       2004       2003       2002       2006       2005       2004       2006       2005
    -----------------------------------------------------------------------------------------------------------
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  3,090   $    454
          --         --         --         --         --         --         --         --        235         39
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  13.17   $  11.35
          --         --         --         --         --         --         --         --      16.0%      13.5%
          --         --         --         --         --         --         --         --       0.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  2,326   $    158
          --         --         --         --         --         --         --         --        184         14
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  12.70   $  10.95
          --         --         --         --         --         --         --         --      16.0%       9.5%
          --         --         --         --         --         --         --         --       0.1%         --

    $    172   $    154   $    162   $    269   $     86   $     22   $     --   $     --   $    933   $    536
          16         14         15         26          8          2         --         --         38         25
    $  10.91   $  10.83   $  10.64   $  10.52   $  10.09   $   9.94   $     --   $   9.87   $  24.81   $  21.39
        0.7%       1.7%       1.1%       4.3%       0.9%       0.7%         --      (1.3%)     16.0%      51.7%
        2.0%       3.6%       3.4%       3.5%       4.3%         --         --         --       0.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  2,945   $    135
          --         --         --         --         --         --         --         --        217         12
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $  13.17   $  11.35
          --         --         --         --         --         --         --         --      16.0%      13.5%
          --         --         --         --         --         --         --         --         --         --


      VAN ECK WORLDWIDE
         HARD ASSETS
     -------------------
       2004       2003
     -------------------
     $     --   $     --
           --         --
     $     --   $     --
           --         --
           --         --
     $     --   $     --
           --         --
     $     --   $     --
           --         --
           --         --
     $     30   $      4
            2         --
     $  14.11   $  11.38
        24.0%      13.8%
         1.8%         --
     $     --   $     --
           --         --
     $     --   $     --
           --         --
           --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                  VAN KAMPEN UIF
                                                          EMERGING MARKETS DEBT--CLASS I
                                                     -----------------------------------------
                                                       2006       2005       2004       2003
                                                     -----------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $     --   $     --   $     --   $
Units Outstanding..................................        --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --
Investment Income Ratio............................        --         --         --         --

GROUP 2 POLICIES(b)
Net Assets.........................................  $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --
Investment Income Ratio............................        --         --         --         --

GROUP 3 POLICIES
Net Assets.........................................  $     51   $     32   $     24   $     20
Units Outstanding..................................         4          2          2          2
Variable Accumulation Unit Value...................  $  13.34   $  13.52   $  12.05   $  10.94
Total Return.......................................     (1.3%)     12.3%      10.1%       9.4%
Investment Income Ratio............................        --       7.6%       6.8%         --

GROUP 4 POLICIES
Net Assets.........................................  $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For individual division commencing during the period indicated, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                            VAN KAMPEN UIF                                         VAN KAMPEN UIF
                   EMERGING MARKETS EQUITY--CLASS I                           U.S. REAL ESTATE--CLASS I
    ---------------------------------------------------------------   -----------------------------------------
      2006       2005       2004       2003       2002       2001       2006       2005       2004       2003
    -----------------------------------------------------------------------------------------------------------
    $ 20,964   $ 18,450   $ 12,536   $  9,762   $  5,859   $  6,070   $     --   $     --   $     --   $     --
       1,087      1,031        932        888        792        742         --         --         --         --
    $  19.27   $  17.87   $  13.45   $  11.00   $   7.40   $   8.18   $     --   $     --   $     --   $     --
        7.8%      32.9%      22.3%      48.6%      (9.5%)     (7.2%)        --         --         --         --
          --       0.4%       0.7%         --         --         --         --         --         --         --


    $ 16,469   $ 13,512   $  8,674   $  6,724   $  3,494   $  2,877   $     --   $     --   $     --   $     --
         828        722        627        595        461        344         --         --         --         --
    $  19.89   $  18.42   $  13.83   $  11.29   $   7.58   $   8.36   $     --   $     --   $     --   $     --
        7.9%      33.2%      22.5%      48.9%      (9.4%)     (7.0%)        --         --         --         --
          --       0.4%       0.7%         --         --         --         --         --         --         --


    $    454   $    107   $     75   $      2   $      1   $     --   $     92   $     48   $     17   $      4
          21          5          5         --         --         --          4          2          1         --
    $  21.55   $  19.92   $  14.88   $  12.09   $   8.07   $     --   $  21.99   $  19.16   $  16.37   $  12.00
        8.2%      33.9%      23.1%      49.7%     (19.3%)        --      14.8%      17.1%      36.4%      20.0%
          --       0.4%       0.4%         --         --         --         --       0.9%       1.3%         --


    $  5,535   $  4,671   $  1,257   $    371   $     74   $     --   $     --   $     --   $     --   $     --
         246        228         82         30          9         --         --         --         --         --
    $  22.14   $  20.47   $  15.29   $  12.42   $   8.30   $     --   $     --   $     --   $     --   $     --
        8.2%      33.8%      23.1%      49.7%     (17.0%)        --         --         --         --         --
          --       0.3%       0.6%         --         --         --         --         --         --         --

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